As filed with the Securities and Exchange Commission on March 31, 2005


                                              1933 Act Registration No. 33-44737
                                             1940 Act Registration No. 811-06511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]
                                                           ---

         Pre-Effective Amendment No. _____  [   ]
                                             ---

         Post-Effective Amendment No. 45  [ X ]
                                     ----  ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                 ---

                                Amendment No.  46
                                              ----

                        (Check appropriate box or boxes)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact name of registrant as specified in charter)

                              50 North Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                              50 North Front Street
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):


/x/ Immediately upon filing pursuant to paragraph (b)

/ / On ________________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / On ___________ pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Regions Morgan Keegan Select Funds

                       Contents of Registration Statement



This Registration Statement consists of the following papers and documents.

    Cover Sheet

    Contents of Registration Statement

    Part A   -  Prospectus


    Part B   -  Statement of Additional Information


    Part C   -  Other Information

    Signature Page

    Exhibit Index

    Exhibits

[COVER GRAPHIC]
PROSPECTUS

April 1, 2005



REGIONS MORGAN KEEGAN SELECT FUNDS



Regions Morgan Keegan Select Mid Cap Growth Fund

Regions Morgan Keegan Select Growth Fund

Regions Morgan Keegan Select Mid Cap Value Fund

Regions Morgan Keegan Select Value Fund

Regions Morgan Keegan Select Balanced Fund

Regions Morgan Keegan Select Fixed Income Fund

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Government Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund shares described in this prospectus or determined whether this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

           Each fund is a series of Regions Morgan Keegan Select Funds

                    [LOGO Regions Morgan Keegan Select Funds]

TABLE OF CONTENTS
----------------------------------------------------------------
                                                                            PAGE
                                                                            ----

Introduction...................................................................1

Risk/Return Profile............................................................2
   Mid Cap Growth Fund.........................................................2
   Growth Fund.................................................................6
   Mid Cap Value Fund..........................................................9
   Value Fund.................................................................13
   Balanced Fund..............................................................16
   Fixed Income Fund..........................................................21
   Limited Maturity Fixed Income..............................................26
   Intermediate Tax Exempt Bond Fund..........................................30
   Treasury Money Market Fund.................................................32
   Government Money Market Fund...............................................35

Fees and Expenses.............................................................38
   Mid Cap Growth Fund........................................................38
   Growth Fund................................................................39
   Mid Cap Value Fund.........................................................40
   Value Fund.................................................................41
   Balanced Fund..............................................................42
   Fixed Income Fund..........................................................43
   Limited Maturity Fixed Income Fund.........................................44
   Intermediate Tax Exempt Bond Fund..........................................46
   Treasury Money Market Fund.................................................48
   Government Money Market Fund...............................................49

Securities Descriptions.......................................................51

How to Buy Shares.............................................................55

How to Redeem Shares..........................................................61

How to Exchange Shares........................................................64

Account Policies..............................................................66

Distribution of Fund Shares...................................................69

Management of the Funds.......................................................70

Other Information.............................................................74

Financial Highlights..........................................................75

For Additional Information............................................Back Cover

SHARES OF THE REGIONS MORGAN KEEGAN SELECT FUNDS, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INTRODUCTION
--------------------------------------------------------------------------------

Regions Morgan Keegan Select Funds (the "Trust") offers investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors who have long-term goals and are willing to bear the risks of the market for potentially greater rewards. Morgan Asset Management, Inc. (the "Adviser"), an indirect, wholly owned subsidiary of Regions Financial Corporation and a registered investment adviser, is the investment adviser to the Funds.

This prospectus describes the Class A Shares of the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Government Money Market Fund and the Class A Shares, Class C Shares and Class I Shares of Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund (formerly the Regions Morgan Keegan Select Limited Maturity Government Fund), and Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund (individually referred to as the "Fund," or collectively as the "Funds"). The Regions Morgan Keegan Select LEADER series, which are seven separate series of the Trust, are offered in a separate prospectus. Each Fund has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this prospectus carefully before investing and keep it for your future reference.

MID CAP GROWTH FUND                                          Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of mid-capitalization companies (I.E., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Growth Index (RMCG) at the time of purchase). Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. As of February 28, 2005, the capitalization of issuers included in the RMCG ranged from about $550 million to about $36 billion. The Fund may also invest in larger companies that, in the opinion of the Adviser, present opportunities for price appreciation based on potential earnings and pricing patterns.

Under normal market conditions, the Fund intends to invest in equity securities of companies with prospects for above-average growth in revenues and/or earnings. The Adviser looks for companies that have top-line (revenue) growth. While the Adviser does not have a set minimum growth rate because individual stocks and industries can change over time, as well as experience business cycles, the Adviser looks for at least 10% growth as a minimum, either from historical sales or forecasted sales. The Adviser selects industry sectors that are experiencing rapid growth based on the current state of the economy. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit higher-than-average price/earnings (P/E) and price-to-book ratios. Dividends are not considered to be important in the stock selection process. The Adviser seeks to identify companies that have clearly established business strategies, achieve increases in revenues and market share, and exploit market inefficiencies and opportunities. The Adviser periodically reviews market prices in relation to target prices, and adjusts the Fund's holdings accordingly.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o GROWTH RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

     o COMPANY SIZE RISKS. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

     o SECTOR RISKS. When the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE TRUST FUND The Fund is the successor to a collective trust fund for which Regions Bank was the trustee. It commenced investment operations on March 12, 1999. The performance data for Class A Shares of the Fund includes the performance of the collective trust fund for periods before the Fund's registration statement became effective. The past-performance data is no guarantee of the Fund's future performance. The collective trust fund was not registered under the Investment Company Act of 1940 Act, as amended ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]


1995:   19.75%
1996:   21.92%
1997:   34.87%
1998:   20.71%
1999:   41.89%
2000:   33.00%
2001:   (0.97)%
2002:   (20.00)%
2003:   39.62%
2004:   8.40%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20,
1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS. .

Year-to-date performance as of February 28, 2005:   2.34%

Class A  Shares  highest  quarterly  return  during
years shown:                                        31.24%   December 31, 1999
Class  A  Shares  lowest  quarterly  return  during
years shown:                                       (19.68)%   September 30, 1998
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDING DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Russell Midcap Growth Index (RMGI). The RMGI tracks equity securities of medium-sized companies whose market capitalization falls within the $550 million to $36 billion range. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows, expenses or transactions costs. It is not possible to invest directly in an index.

                                                                COMMENCEMENT
                                            1      5      10    OF INVESTMENT
                                           YEAR   YEAR   YEAR   OPERATIONS(1)

CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                 2.44%  8.55%   17.65%      N/A
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                          1.15%  6.50%   16.16%      N/A
CLASS A SHARES(2) Return After Taxes on
Distributions  and Sale of Fund Shares(3) 3.24%  6.28%   15.17%      N/A
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                             6.66%   N/A    N/A        5.84%
CLASS I SHARES(1) Returns Before Taxes    N/A     N/A    N/A        N/A
RMGI(4)                                  15.48% (3.36)   11.23%     N/A
S&PMC400/BGI(4)                          14.00%  3.92%   N/A        N/A

(1) THE FUND'S CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON JANUARY 7, 2002 AND JUNE 23, 2004, RESPECTIVELY.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS..

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

(4) EFFECTIVE DECEMBER 31, 2004, THE BENCHMARK INDEX OF THE FUND WAS CHANGED FROM THE S&P MIDCAP 400/BARRA GROWTH INDEX TO THE RMG BECAUSE THE RMGI IS DEEMED TO BE MORE REFLECTIVE OF THE FUND'S INVESTMENT STRATEGIES.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

GROWTH FUND                                                  Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to achieve growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in the common stocks of companies expecting to achieve above-average growth in earnings. The Adviser selects industry sectors which expect favorable earnings growth, given the current phase of the business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit large market capitalizations and above-average price/earnings (P/E), price-to-book, and return on assets ratios. Dividend yields may be lower than market averages, owing to the growth emphasis of the Fund. In addition to seeking companies with above-average potential for growth, the Adviser will seek to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's target price, and adjusts the Fund's holdings accordingly.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o GROWTH RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

     o SECTOR RISKS. When the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995:   23.65%
1996:   23.03%
1997:   27.22%
1998:   41.74%
1999:   28.57%
2000:   (21.60)%
2001:   (19.20)%
2002:   (20.43)%
2003:   28.62%
2004:   0.65%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECTS ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS AS PERMITTED BY APPLICABLE SEC STAFF INTERPRETATION.


Year-to-date performance as of February 28, 2005:       0.90%

Class A  Shares  highest  quarterly  return  during
years shown:                                           24.09%  December 31, 1998
Class  A  Shares  lowest  quarterly  return  during
years shown:                                          (19.30)% March 31, 2001
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDING DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                       COMMENCEMENT
                                            1       5            10    OF INVESTMENT
                                           YEAR    YEAR         YEAR   OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                 (4.89)% (9.22)%      8.08%      N/A
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                          (4.94)% (9.39)%      7.04%      N/A
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)  (3.11)% (7.60)%      6.68%      N/A
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                             (1.06)%   N/A        N/A       (0.76)%
CLASS I SHARES(1) Returns Before Taxes      N/A     N/A        N/A        N/A
S&P 500                                    10.84% (2.29)%     12.04%      N/A


(1) THE FUND'S CLASS C SHARES COMMENCED INVESTMENT  OPERATIONS ON JANUARY 7, 2002. AS
OF  NOVEMBER  30,  2004,  THE  FUND'S  CLASS I SHARES  HAD NOT  COMMENCED  INVESTMENT
OPERATIONS.

(2)  EFFECTIVE  JUNE 4,  2004,  ALL CLASS B SHARES OF THE FUND  CONVERTED  TO CLASS A
SHARES OF THE FUND.  HISTORICAL  TOTAL RETURN  INFORMATION  FOR ANY PERIOD OR PORTION
THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20,
1998) WILL BE THAT OF CLASS B SHARES  AND  REFLECT  ALL  CHARGES,  EXPENSES  AND FEES
INCURRED BY CLASS B SHARES,  WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A
SHARES, DURING SUCH PERIODS..

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS.  THE STATED
RETURNS ASSUME THE HIGHEST HISTORICAL  INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL
GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED
INVESTMENT  IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND  DISTRIBUTIONS.  RETURN
AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED
AT THE END OF EACH MEASUREMENT  PERIOD,  AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR
OFFSETTING   LOSS)  ON  REDEMPTION,   AS  WELL  AS  THE  EFFECTS  OF  TAXES  ON  FUND
DISTRIBUTIONS.  THESE  AFTER-TAX  RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE
STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES
THROUGH  TAX-DEFERRED  PROGRAMS,  SUCH AS IRA OR 401(K) PLANS.  AFTER-TAX RETURNS ARE
SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED  REPRESENTS PAST PERFORMANCE  WHICH IS NO GUARANTEE OF FUTURE
RESULTS.  INVESTMENT  RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED,  MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND
PERFORMANCE  CHANGES  OVER TIME AND CURRENT  PERFORMANCE  MAY BE LOWER OR HIGHER THAN
WHAT  IS  STATED.  FOR  CURRENT  TO  THE  MOST  RECENT  MONTH-END  PERFORMANCE,  CALL
877-757-7424.  MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS,  ARE NOT GUARANTEED
BY ANY BANK,  AND ARE NOT INSURED OR GUARANTEED BY THE U.S.  GOVERNMENT,  THE FEDERAL
DEPOSIT  INSURANCE  CORPORATION,  THE FEDERAL RESERVE BOARD, OR ANY OTHER  GOVERNMENT
AGENCY.  INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS
OF PRINCIPAL.

MID CAP VALUE FUND                                           Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests its assets primarily in equity securities of companies with mid-capitalizations (I.E., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Value Index (RMCV) at the time of purchase) that are judged by the Fund manager to be undervalued. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity companies. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. As of February 28, 2005, the lowest capitalization of issuers included in the RMCV was about $600 million and the highest was about $36 billion.

The Fund invests in common and preferred stocks of companies that are judged to be intrinsically undervalued in one of two ways: either the Shares are undervalued when compared to the underlying value of the firm's assets or the Shares are undervalued when compared to the growth prospects of the firm. "Undervalued" means that a portfolio company's stock price is trading at an average 40% discount at the time of initial purchase when compared to the portfolio manager's best internal estimate of its "intrinsic value." Intrinsic value is estimated by the portfolio manager and the analysts based on: (1) transactions involving comparable companies; (2) discounted cash flow analysis; and/or (3) sum-of-the-parts analysis - looking at the assets and operations of a company in parts then totaling them to estimate its intrinsic value. The overall purpose of our analysis and search for undervalued opportunities is to determine what an independent, informed third party might pay for an entire company and then to purchase the stock of that publicly traded company at a substantial discount to our valuation.

The Fund manager seeks to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o VALUE RISKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

     o COMPANY SIZE RISKS. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

     o SECTOR RISKS. When the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 2003 - 2004)
----------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

2003:   21.90%
2004:   22.38%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (DECEMBER 9, 2002) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

Year-to-date performance as of February 28, 2005:     (1.22)%

Class A  Shares  highest  quarterly  return  during
years shown:                                          14.29%   December 31, 2004
Class  A  Shares  lowest  quarterly  return  during
years shown:                                          (4.15)%  March 31, 2003

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
FOR THE PERIODS ENDING DECEMBER 31, 2004
----------------------------------------


The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Russell Midcap Value Index (RMCV). The RMCV tracks equity securities of medium-sized companies whose market capitalization falls within the $600 million to $36 billion range. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.


                                                                   COMMENCEMENT
                                                     1             OF INVESTMENT
                                                    YEAR           OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                          15.65%              15.95%
--------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                                   10.55%              12.73%
--------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)           12.94%              12.60%
--------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred Sales
Charge)                                            20.38%              18.68%
--------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes             N/A                 N/A
--------------------------------------------------------------------------------
RMCV(4)                                            23.71%              29.46%
--------------------------------------------------------------------------------
S&P500MC400BV(4)                                   18.94%              28.60%
--------------------------------------------------------------------------------

(1) THE FUND'S CLASS A SHARES AND CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 9, 2002. AS OF NOVEMBER 30, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES DECEMBER 9, 2002) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

(4) EFFECTIVE DECEMBER 1, 2004, THE BENCHMARK INDEX OF THE FUND WAS CHANGED FROM THE STANDARD & POOR'S MIDCAP 400/BARRA VALUE INDEX TO THE RMCV BECAUSE THE RMCV IS DEEMED TO BE MORE REFLECTIVE OF THE FUND'S INVESTMENT STRATEGIES.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL

RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

VALUE FUND                                                   Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide income and growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth. The Adviser attempts to identify those sectors of the economy which, given the current phase of the business cycle, are likely to realize gains in Share prices as market valuation factors readjust over time. Selected sectors and companies will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields generally will be higher than market averages. Common and preferred stocks are expected to produce dividends, and will generally possess market capitalizations of $2 billion or more at the time of purchase. Convertible securities of smaller companies may also be included in the Fund's portfolio.

The Adviser seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o VALUE RISKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

     o SECTOR RISKS. WHEN the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

     The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995:   25.04%
1996:   18.69%
1997:   27.24%
1998:   13.02%
1999:   5.75%
2000:   1.61%
2001:   (11.00)%
2002:   (17.37)%
2003:   22.15%
2004:   7.84%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND WERE CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005:   4.34%

Class A  Shares  highest  quarterly  return
during years shown:                                 15.60%    June 30, 1997
Class  A  Shares  lowest  quarterly  return
during years shown:                                (18.70)%   September 30, 2002

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDING DECEMBER 31, 2004)
------------------------------------------

The following table represents the Funds Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard and Poor's 500/Barra Value Index (S&P500/BV), a broad-based market index. The S&P500/BV is a sub-index of the S&P 500 representing 50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                        COMMENCEMENT
                                             1         5       10       OF INVESTMENT
                                            YEAR     YEARS    YEARS     OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                   1.91%   (1.44)%    7.70%        N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                            1.76%   (1.75)%    6.39%        N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)    1.40%   (1.39)%    6.04%        N/A
----------------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                               5.97%     N/A      N/A         3.53%
----------------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes       N/A      N/A      N/A          N/A
----------------------------------------------------------------------------------------
S&P500/BV                                  15.63%    2.48%    12.17%        N/A
----------------------------------------------------------------------------------------

(1) THE  FUND'S  CLASS C SHARES AND CLASS I SHARES  COMMENCED  INVESTMENT  OPERATIONS  ON
FEBRUARY 21, 2002 AND JUNE 16, 2004 RESPECTIVELY.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF
THE FUND.  HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO
THE  COMMENCEMENT OF INVESTMENT  OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT
OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES\,
WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX  RETURNS ARE  CALCULATED  USING A STANDARD SET OF  ASSUMPTIONS.  THE STATED
RETURNS ASSUME THE HIGHEST  HISTORICAL  INDIVIDUAL  FEDERAL  MARGINAL  INCOME AND CAPITAL
GAINS TAX RATES AT THAT TIME.  RETURN  AFTER TAXES ON  DISTRIBUTIONS  ASSUMES A CONTINUED
INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS.  RETURN AFTER
TAXES ON  DISTRIBUTIONS  AND SALE OF FUND SHARES  ASSUMES ALL SHARES WERE REDEEMED AT THE
END OF EACH MEASUREMENT  PERIOD,  AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING
LOSS)  ON  REDEMPTION,  AS WELL AS THE  EFFECTS  OF TAXES  ON FUND  DISTRIBUTIONS.  THESE
AFTER-TAX  RETURNS DO NOT REFLECT  THE EFFECT OF ANY  APPLICABLE  STATE AND LOCAL  TAXES.
AFTER-TAX  RETURNS ARE NOT  RELEVANT TO INVESTORS  HOLDING  SHARES  THROUGH  TAX-DEFERRED
PROGRAMS,  SUCH AS IRA OR 401(K)  PLANS.  AFTER-TAX  RETURNS  ARE SHOWN  ONLY FOR CLASS A
SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE  DATA QUOTED  REPRESENTS  PAST  PERFORMANCE  WHICH IS NO  GUARANTEE OF FUTURE
RESULTS.  INVESTMENT  RETURN AND  PRINCIPAL  VALUE WILL  FLUCTUATE SO THAT AN  INVESTOR'S
SHARES,  WHEN  REDEEMED,  MAY BE WORTH MORE OR LESS THAN THE ORIGINAL  COST.  MUTUAL FUND
PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS
STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE,  CALL 877-757-7424.  MUTUAL
FUNDS ARE NOT BANK DEPOSITS OR  OBLIGATIONS,  ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT
INSURED OR GUARANTEED BY THE U.S. GOVERNMENT,  THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD,  OR ANY OTHER  GOVERNMENT  AGENCY.  INVESTMENT IN MUTUAL FUNDS
INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

BALANCED FUND                                                Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide total return through capital appreciation, dividends and interest.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common and preferred stock, convertible securities, and fixed-income securities. Under normal market conditions, the Fund maintains at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in these securities, as well as American Depositary Receipts (ADRs), collateralized mortgage obligations (CMOs), or other investments as determined by the Adviser based on the Adviser's assessment of the economy and the markets. The Fund's equity allocation will focus on high-quality companies. Using a blend of growth and value styles, the Adviser seeks to identify companies which have clearly defined business strategies, produce revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly. The Fund's fixed income allocation focuses on intermediate-term debt securities, with an emphasis on U.S. Treasury and governmental agency issues. Investment grade corporate bond issues may also be included as yield spreads become attractive.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o GROWTH RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

     o VALUE RISKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

     o MORTGAGE-BACKED SECURITIES RISKS. Mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages or other debt to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

     o PREPAYMENT RISKS. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed-income securities. Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand. Any of these risks may have an adverse affect on the Fund's total return or yield.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995:   19.64%
1996:   11.93%
1997:   19.69%
1998:   19.93%
1999:   8.82%
2000:   (2.86)%
2001:   (3.19)%
2002:   (7.40)%
2003:   13.50%
2004:   2.54%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005:    2.42%

Class A  Shares  highest  quarterly  return
during years shown:                                 10.40%  June 30, 1997
Class  A  Shares  lowest  quarterly  return
during years shown:                                 (6.42)% September 30, 2002

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDING DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT), two separate broad-based market indexes, and to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/ Corporate Index (ML1-10GC). The S&P 500 is a capitalization-weighted index of 500 stocks representing all major industries. The LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                        COMMENCEMENT
                                            1         5        10        OF INVESTMENT
                                           YEAR     YEARS     YEARS     OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                 (3.10)%  (0.86)%   7.20%         N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                          (3.50)%  (1.67)%   5.75%         N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)  (1.91)%  (1.18)%   5.44%         N/A
----------------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                              0.69%     N/A      N/A         1.71%
----------------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes      N/A      N/A      N/A          N/A
----------------------------------------------------------------------------------------
S&P 500                                   10.84%   (2.29)%   12.04%        N/A
----------------------------------------------------------------------------------------
LBGCT                                      4.19%    8.00%     7.80%        N/A
----------------------------------------------------------------------------------------
S&P 500/ML1-10GC                           6.72%    2.64%     9.88%        N/A
----------------------------------------------------------------------------------------

(1) THE FUND'S CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON JANUARY 14, 2002. AS OF NOVEMBER 30, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND

DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES.

AFTER-TAX   RETURNS  ARE  NOT  RELEVANT  TO  INVESTORS  HOLDING  SHARES  THROUGH
TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FIXED INCOME FUND                                            Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to achieve current income with capital appreciation as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in investment-grade debt securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed-income investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy.

The Adviser employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Adviser will conduct a credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of 3 to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened. Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade, intermediate-term, fixed-income securities.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CALL RISKS. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

     o MORTGAGE-BACKED SECURITIES RISKS. Mortgage backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages or other debt to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

     o PREPAYMENT RISKS. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed-income securities. Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand. Any of these risks may have an adverse affect on the Fund's total return or yield.


ANNUAL TOTAL RETURNS
--------------------
(calendar years 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995    15.99%
1996    3.58%
1997    7.96%
1998    6.66%
1999    (0.31)%
2000    10.34%
2001    8.17%
2002    9.69%
2003    1.84%
2004    0.61%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005: (0.27)%

Class A  Shares  highest  quarterly  return
during years shown:                                6.26%    June 30, 1995
Class  A  Shares  lowest  quarterly  return
during years shown:                               (2.62)%   June 30, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDING DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index (ML1-10GCA+), a broad-based market index. The ML1-10GCA+ is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years, rated "A" or better. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                        COMMENCEMENT
                                               1        5      10       OF INVESTMENT
                                             YEAR     YEARS   YEARS     OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 2.00% sales charge)                   (3.91)%   5.08%    5.86%       N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                            (5.06)%   3.28     3.85         N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)    (2.55)%   3.27%    3.78%        N/A

----------------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                               (1.05)%   N/A      N/A          2.92%
----------------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes       N/A      N/A      N/A          N/A
----------------------------------------------------------------------------------------
ML1-10GCA+                                   2.56%    6.94%   7.00%         N/A
----------------------------------------------------------------------------------------


(1) THE FUND'S CLASS C SHARES COMMENCED INVESTMENT  OPERATIONS ON DECEMBER 3, 2001. AS OF
NOVEMBER 30, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF
THE FUND.  HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO
THE  COMMENCEMENT OF INVESTMENT  OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT
OF CLASS B SHARES AND REFLECT ALL CHARGES,  EXPENSES AND FEES INCURRED BY CLASS B SHARES,
WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX  RETURNS ARE  CALCULATED  USING A STANDARD SET OF  ASSUMPTIONS.  THE STATED
RETURNS ASSUME THE HIGHEST  HISTORICAL  INDIVIDUAL  FEDERAL  MARGINAL  INCOME AND CAPITAL
GAINS TAX RATES AT THAT TIME.  RETURN  AFTER TAXES ON  DISTRIBUTIONS  ASSUMES A CONTINUED
INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS.  RETURN AFTER
TAXES ON  DISTRIBUTIONS  AND SALE OF FUND SHARES  ASSUMES ALL SHARES WERE REDEEMED AT THE
END OF EACH MEASUREMENT  PERIOD,  AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING
LOSS)  ON  REDEMPTION,  AS WELL AS THE  EFFECTS  OF TAXES  ON FUND  DISTRIBUTIONS.  THESE
AFTER-TAX  RETURNS DO NOT REFLECT  THE EFFECT OF ANY  APPLICABLE  STATE AND LOCAL  TAXES.
AFTER-TAX  RETURNS ARE NOT  RELEVANT TO INVESTORS  HOLDING  SHARES  THROUGH  TAX-DEFERRED
PROGRAMS,  SUCH AS IRA OR 401(K)  PLANS.  AFTER-TAX  RETURNS  ARE SHOWN  ONLY FOR CLASS A
SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE  DATA QUOTED  REPRESENTS  PAST  PERFORMANCE  WHICH IS NO  GUARANTEE OF FUTURE
RESULTS.  INVESTMENT  RETURN AND  PRINCIPAL  VALUE WILL  FLUCTUATE SO THAT AN  INVESTOR'S
SHARES,  WHEN  REDEEMED,  MAY BE WORTH MORE OR LESS THAN THE ORIGINAL  COST.  MUTUAL FUND
PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS
STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE,  CALL 877-757-7424.  MUTUAL
FUNDS ARE NOT BANK DEPOSITS OR  OBLIGATIONS,  ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT
INSURED OR GUARANTEED BY THE U.S. GOVERNMENT,  THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD,  OR ANY OTHER  GOVERNMENT  AGENCY.  INVESTMENT IN MUTUAL FUNDS
INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

LIMITED MATURITY FIXED INCOME FUND                           Risk/Return Profile
--------------------------------------------------------------------------------
  (FORMERLY LIMITED MATURITY GOVERNMENT FUND)

PRINCIPAL OBJECTIVES

The Fund's investment objective is to achieve current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in investment-grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed-income investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy.

The Adviser employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Adviser will conduct a credit analysis of the issuer, and will compare current yield spreads to historical norms. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the Fund's average portfolio maturity.

The average maturity of the Fund's debt securities generally will be in the range of 1 to 3 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened. Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade fixed-income securities with short-to intermediate-term maturities.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CALL RISKS. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

     o MORTGAGE-BACKED SECURITIES RISKS. Mortgage backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages or other debt to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

     o PREPAYMENT RISKS. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.

          Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed-income securities. Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand. Any of these risks may have an adverse affect on the Fund's total return or yield.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

     The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995    10.83%
1996    3.29%
1997    5.55%
1998    5.76%
1999    2.28%
2000    7.84%
2001    7.35%
2002    4.85%
2003    0.92%
2004    (0.33)%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005:      (0.25)%

Class A  Shares  highest  quarterly  return  during
years shown:                                            3.39%   June 30, 1995
Class  A  Shares  lowest  quarterly  return  during
years shown:                                           (1.83)%  June 30, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDING DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class I Shares and Class C Shares Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based market index. The ML1-3T tracks short-term government securities with maturities between 1 and 2.99 years. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                        COMMENCEMENT
                                                1      5         10     OF INVESTMENT
                                              YEAR    YEARS     YEARS   OPERATIONS)(1)
CLASS A SHARES(2) Return Before Taxes
(with 1.50% sales charge)                    (4.82)%   3.12%    4.31%       N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                             (5.74)%   1.58%    2.53%       N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)     (3.13)%   1.71%    2.57%       N/A
----------------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred Sales
Charge)                                      (2.07)%    N/A      N/A        1.06%
----------------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes        N/A       N/A      N/A         N/A
----------------------------------------------------------------------------------------
ML1-3T                                        1.00%    5.04%    5.78%        N/A
----------------------------------------------------------------------------------------


(1) THE FUND'S CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 14, 2001. AS OF
NOVEMBER 30, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF
THE FUND.  HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO
THE  COMMENCEMENT OF INVESTMENT  OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT
OF CLASS B SHARES AND REFLECT ALL CHARGES,  EXPENSES AND FEES INCURRED BY CLASS B SHARES,
WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX  RETURNS ARE  CALCULATED  USING A STANDARD SET OF  ASSUMPTIONS.  THE STATED
RETURNS ASSUME THE HIGHEST  HISTORICAL  INDIVIDUAL  FEDERAL  MARGINAL  INCOME AND CAPITAL
GAINS TAX RATES AT THAT TIME.  RETURN  AFTER TAXES ON  DISTRIBUTIONS  ASSUMES A CONTINUED
INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS.  RETURN AFTER
TAXES ON  DISTRIBUTIONS  AND SALE OF FUND SHARES  ASSUMES ALL SHARES WERE REDEEMED AT THE
END OF EACH MEASUREMENT  PERIOD,  AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING
LOSS)  ON  REDEMPTION,  AS WELL AS THE  EFFECTS  OF TAXES  ON FUND  DISTRIBUTIONS.  THESE
AFTER-TAX  RETURNS DO NOT REFLECT  THE EFFECT OF ANY  APPLICABLE  STATE AND LOCAL  TAXES.
AFTER-TAX  RETURNS ARE NOT  RELEVANT TO INVESTORS  HOLDING  SHARES  THROUGH  TAX-DEFERRED
PROGRAMS,  SUCH AS IRA OR 401(K)  PLANS.  AFTER-TAX  RETURNS  ARE SHOWN  ONLY FOR CLASS B
SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE  DATA QUOTED  REPRESENTS  PAST  PERFORMANCE  WHICH IS NO  GUARANTEE OF FUTURE
RESULTS.  INVESTMENT  RETURN AND  PRINCIPAL  VALUE WILL  FLUCTUATE SO THAT AN  INVESTOR'S
SHARES,  WHEN  REDEEMED,  MAY BE WORTH MORE OR LESS THAN THE ORIGINAL  COST.  MUTUAL FUND
PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS
STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE,  CALL 877-757-7424.  MUTUAL
FUNDS ARE NOT BANK DEPOSITS OR  OBLIGATIONS,  ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT
INSURED OR GUARANTEED BY THE U.S. GOVERNMENT,  THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD,  OR ANY OTHER  GOVERNMENT  AGENCY.  INVESTMENT IN MUTUAL FUNDS
INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INTERMEDIATE TAX EXEMPT BOND FUND                            Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide current income that is exempt from federal income tax.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests its assets primarily in a highly diversified portfolio of tax-exempt bonds. The Fund normally invests its assets so that at least 80% of the income that it distributes is exempt from federal income tax and alternative minimum tax. This policy may not be changed without shareholder approval.

A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the southern United States. Key factors in the security selection process include regional economic trends and demographic patterns, national economic trends, interest rate momentum, and yield spreads. The Fund generally will invest a large portion of its assets in direct General Obligation Bonds consistent with the Adviser's economic forecast. Revenue bonds will be used to add additional yield, particularly in periods of economic growth. While investing in these tax-exempt securities, the Adviser will conduct a credit analysis of the issuer and will compare current yield spreads to historical norms. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened and its allocation in revenue bonds increased. The fixed-income securities in which the Fund invests will have a minimum credit rating of "A" (Standard & Poor's/Moody's) at the time of purchase.

The average maturity of the Fund's debt securities generally will be in the range of three to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened and its allocation in revenue bonds increased.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o TAX RISKS. Tax risk is the risk that future legislative or court decisions may materially affect the ability of the Fund to pay tax exempt dividends.

     o CALL RISKS. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

     o LIQUIDITY RISKS. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     o SECTOR RISKS. WHEN the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

PERFORMANCE INFORMATION

The Fund commenced operations on February 9, 2004. A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

TREASURY MONEY MARKET FUND                                   Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. The Fund also may invest in short-term AAA-rated securities of other investment companies, and engage in when-issued and delayed-delivery transactions. Consistent with the Fund's AAA rating by Standard & Poor's, the Fund will maintain an average maturity of 60 days or less. To the extent that Fund income is derived from investments in U.S. Treasury securities, interest earned from the Fund may be exempt from state income taxation.

The Fund will comply with the requirements of Rule 2a-7 under the 1940 Act, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o MONEY MARKET RISKS. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. The Fund also can be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. Historically the Fund has maintained a constant $1.00 net asset value per Share. The Fund's shares are not sold subject to a sales (load) charge; therefore, the total returns displayed below are based upon net asset value.

        PERFORAMNCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995    5.51%
1996    4.78%
1997    4.81%
1998    4.64%
1999    4.28%
2000    5.60%
2001    3.62%
2002    1.04%
2003    0.43%
2004    0.63%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS..


Year-to-date performance as of February 28, 2005:        0.25%

Class A  Shares  highest  quarterly  return  during
years shown:                                             1.47% December 31, 2000
Class  A  Shares  lowest  quarterly  return  during
years shown:                                             0.08% March 31, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 2004)

                                                1            5            10
                                               YEAR        YEARS        YEARS
CLASS A SHARES(1) Return Before Taxes         0.63%        2.24%        3.52%
                                              -----        -----        -----
--------------------------------------------------------------------------------

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES [(MAY 20, 1998]) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

THE FUND'S CLASS A SHARES SEVEN-DAY NET YIELD AS OF DECEMBER 31, 2004 WAS 1.52%.
--------------------------------------------------------------------------------
INVESTORS MAY CALL THE FUND AT 877-757-7424 TO ACQUIRE THE CURRENT SEVEN-DAY NET
--------------------------------------------------------------------------------
YIELD.
------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

GOVERNMENT MONEY MARKET FUND                                 Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the value of any borrowings for investment purposes in U.S. government investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. The Fund's investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current U.S. economic activity and the economic outlook; current short-term interest rates; the Federal Reserve Board's policies regarding short-term interest rates; and the potential effects of foreign economic activity on U.S. short-term interest rates. The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

The Fund will comply with the requirements of Rule 2a-7 under the 1940 Act, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o MONEY MARKET RISKS. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. The Fund also can be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 2002 - 2004)
----------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis. The Fund's Shares are not sold subject to a sales (load) charge. The total returns displayed above are based upon net asset value.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

2002    1.34%
2003    0.75%
2004    0.69%


Year-to-date performance as of February 28, 2005:        0.27%

Class A  Shares  highest  quarterly  return  during
years shown:                                             0.35%  June 30, 2002
Class  A  Shares  lowest  quarterly  return  during
years shown:                                             0.10%  June 30, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDING DECEMBER 31, 2004)
------------------------------------------

                                                               COMMENCEMENT
                                                  1            OF INVESTMENT
                                                 YEAR          OPERATIONS(1)
CLASS A SHARES Return Before Taxes               0.69%             0.94%
--------------------------------------------------------------------------------


(1) THE FUND COMMENCED INVESTMENT OPERATIONS ON DECEMBER 3, 2001.

THE FUND'S CLASS A SHARES SEVEN-DAY NET YIELD AS OF DECEMBER 31, 2004 WAS 1.39%.
--------------------------------------------------------------------------------
INVESTORS MAY CALL THE FUND AT 877-757-7424 TO ACQUIRE THE CURRENT SEVEN-DAY NET
--------------------------------------------------------------------------------
YIELD.
------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MID CAP GROWTH FUND                                            Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Mid Cap Growth Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                    5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                      None(1)    1.00%     None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                         None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)       None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                              None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                       None       None      None

ANNUAL FUND OPERATING EXPENSES                          CLASS A    CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)           SHARES     SHARES     SHARES

Investment advisory fee                                   0.75       0.75      0.75
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                   -         0.75       -
------------------------------------------------------------------------------------------
Shareholder service fee                                   0.25       0.25       -
------------------------------------------------------------------------------------------
Other operating expenses                                  0.29       0.24      0.25
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                           1.29       1.99      1.00
------------------------------------------------------------------------------------------


(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          CLASS A        CLASS C        CLASS I
                                          SHARES         SHARES         SHARES

1 YEAR Assuming redemption                $675            $303           $102
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $675            $203           $102
--------------------------------------------------------------------------------
3 YEARS                                   $938            $626           $319
--------------------------------------------------------------------------------
5 YEARS                                  $1,221          $1,077          $555
--------------------------------------------------------------------------------
10 YEARS                                 $2,029          $2,327         $1,232
--------------------------------------------------------------------------------

GROWTH FUND                                                    Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Growth Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)    1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.80       0.80      0.80
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.27       0.21      0.27
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.32       2.01      1.07
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.75% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                         CLASS A           CLASS C      CLASS I
                                         SHARES            SHARES       SHARES

1 YEAR Assuming redemption                $677            $305           $109
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $677            $205           $109
--------------------------------------------------------------------------------
3 YEARS                                   $947            $633           $341
--------------------------------------------------------------------------------
5 YEARS                                  $1,236          $1,087          $593
--------------------------------------------------------------------------------
10 YEARS                                 $2,061          $2,348         $1,313
--------------------------------------------------------------------------------

MID CAP VALUE FUND                                             Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Mid Cap Value Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)   1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee2                                     0.80       0.80      0.80
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.38       0.06      0.38
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.43       1.86      1.18
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.75% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        CLASS A       CLASS C          CLASS I
                                        SHARES        SHARES           SHARES

1 YEAR Assuming redemption                $688            $289           $121
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $688            $189           $121
--------------------------------------------------------------------------------
3 YEARS                                   $979            $587           $376
--------------------------------------------------------------------------------
5 YEARS                                  $1,291          $1,010          $652
--------------------------------------------------------------------------------
10 YEARS                                 $2,177          $2,190         $1,440
--------------------------------------------------------------------------------

VALUE FUND                                                     Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Value Fund.

SHAREHOLDER  TRANSACTION EXPENSES                          CLASS A    CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)              SHARES     SHARES     SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)    1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.80       0.80      0.80
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.29       0.25      0.27
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.34       2.05      1.07
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.75% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          CLASS A        CLASS C        CLASS I
                                          SHARES         SHARES         SHARES

1 YEAR Assuming redemption                $679            $309           $109
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $679            $209           $109
--------------------------------------------------------------------------------
3 YEARS                                   $953            $645           $341
--------------------------------------------------------------------------------
5 YEARS                                  $1,246          $1,107          $593
--------------------------------------------------------------------------------
10 YEARS                                 $2,082          $2,390         $1,313
--------------------------------------------------------------------------------

BALANCED FUND                                                  Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Balanced Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)    1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.80       0.80      0.80
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.33       0.33      0.33
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.38       2.13      1.13
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGES OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.75% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                         CLASS A         CLASS C        CLASS I
                                         SHARES          SHARES         SHARES

1 YEAR Assuming redemption                $683            $317           $116
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $683            $217           $116
--------------------------------------------------------------------------------
3 YEARS                                   $964            $669           $360
--------------------------------------------------------------------------------
5 YEARS                                  $1,266          $1,148          $625
--------------------------------------------------------------------------------
10 YEARS                                 $2,125          $2,473         $1,383
--------------------------------------------------------------------------------

FIXED INCOME FUND                                              Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Fixed Income Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       2.00%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)   1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.75       0.75      0.75
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.22       0.22      0.22
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.22       1.97      0.97
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.50% for the fiscal year ending November
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                         CLASS A         CLASS C        CLASS I
                                         SHARES          SHARES         SHARES

1 YEAR Assuming redemption                $322            $301            $99
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $322            $201            $99
--------------------------------------------------------------------------------
3 YEARS                                   $581            $620           $310
--------------------------------------------------------------------------------
5 YEARS                                   $860           $1,066          $539
--------------------------------------------------------------------------------
10 YEARS                                 $1,656          $2,306         $1,197
--------------------------------------------------------------------------------

LIMITED MATURITY FIXED INCOME FUND                             Fees and Expenses
--------------------------------------------------------------------------------
  (FORMERLY LIMITED MATURITY GOVERNMENT FUND)
  -------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Limited Maturity Fixed Income Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       1.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)    1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.70       0.70      0.70
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.25       0.25      0.25
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.20       1.95      0.95
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.40% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          CLASS A        CLASS C         CLASS I
                                          SHARES         SHARES          SHARES

1 YEAR Assuming redemption                $271            $299            $97
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $271            $199            $97
--------------------------------------------------------------------------------
3 YEARS                                   $527            $614           $304
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5 YEARS                                   $802           $1,056          $528
--------------------------------------------------------------------------------
10 YEARS                                 $1,591          $2,285         $1,173
--------------------------------------------------------------------------------

INTERMEDIATE TAX EXEMPT BOND FUND                              Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Intermediate Tax Exempt Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       2.00%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)   1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.50       0.50      0.50
------------------------------------------------------------------------------------------
Distribution (12b-1) fee(3)                                    -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.38       0.38      0.38
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.13       1.88      0.88
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE DISTRIBUTOR  EXPECTS TO VOLUNTARILY WAIVE A PORTION OF ITS FEE. THE DISTRIBUTOR CAN
TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE  DISTRIBUTION  (12B-1) FEE FOR THE CLASS C
SHARES OF THE FUND (AFTER THE  ANTICIPATED  VOLUNTARY  WAIVER) WILL BE 0.60% FOR THE FISCAL
YEAR ENDING NOVEMBER 30, 2005.

(3) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.25% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          CLASS A        CLASS C         CLASS I
                                          SHARES         SHARES          SHARES

1 YEAR Assuming redemption                $313            $291            $90
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $313            $191            $90
--------------------------------------------------------------------------------
3 YEARS                                   $553            $593           $282
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5 YEARS                                   $812           $1,020          $490
--------------------------------------------------------------------------------
10 YEARS                                 $1,555          $2,211         $1,091
--------------------------------------------------------------------------------

TREASURY MONEY MARKET FUND                                     Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Treasury Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES

Maximum sales charge (Load) (as a percentage of offering
price)                                                       None
---------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None
---------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None
---------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None
---------------------------------------------------------------------
Exchange Fee                                                 None
---------------------------------------------------------------------
Maximum account fee                                          None

ANNUAL FUND OPERATING EXPENSES                              CLASS A
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES

Investment advisory fee(1)                                   0.50
---------------------------------------------------------------------
Distribution (12b-1) fee                                       -
---------------------------------------------------------------------
Shareholder service fee                                      0.25
---------------------------------------------------------------------
Other operating expenses                                     0.18
---------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.93
---------------------------------------------------------------------

(1) THE ADVISER EXPECTS TO VOLUNTARILY WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND (AFTER THE ANTICIPATED VOLUNTARY WAIVER) WILL BE 0.20% FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or -lower, based on these assumptions your costs would be:

                                     CLASS A SHARES

1 YEAR Assuming redemption                $95
----------------------------------------------------
1 YEAR Assuming no redemption             $95
----------------------------------------------------
3 YEARS                                   $297
----------------------------------------------------
5 YEARS                                   $517
----------------------------------------------------
10 YEARS                                 $1,150
----------------------------------------------------

GOVERNMENT MONEY MARKET FUND                                   Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Government Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES

Maximum sales charge (Load) (as a percentage of offering
price)                                                       None
---------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None
---------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None
---------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None
---------------------------------------------------------------------
Exchange Fee                                                 None
---------------------------------------------------------------------
Maximum account fee                                          None

ANNUAL FUND OPERATING EXPENSES                              CLASS A
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) SHARES

Investment advisory fee(1)                                   0.50
---------------------------------------------------------------------
Distribution (12b-1) fee                                       -
---------------------------------------------------------------------
Shareholder service fee(2)                                   0.25
---------------------------------------------------------------------
Other operating expenses                                     0.32
---------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.07
---------------------------------------------------------------------

(1) THE ADVISER EXPECTS TO VOLUNTARILY WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND (AFTER THE ANTICIPATED VOLUNTARY WAIVER) WILL BE 0.15% FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2005.

(2) THE SHAREHOLDER SERVICES PROVIDER EXPECTS TO VOLUNTARILY WAIVE A PORTION OF THE SHAREHOLDER SERVICES FEE. THE SHAREHOLDER HOLDER SERVICES PROVIDER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE SHAREHOLDER SERVICES FEE TO BE PAID BY THE FUND (AFTER THE ANTICIPATED VOLUNTARY WAIVER) WILL BE 0.20% FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                     CLASS A SHARES

1 YEAR Assuming redemption                $109
----------------------------------------------------
1 YEAR Assuming no redemption             $109
----------------------------------------------------
3 YEARS                                   $341
----------------------------------------------------
5 YEARS                                   $593
----------------------------------------------------
10 YEARS                                 $1,313
----------------------------------------------------

SECURITIES DESCRIPTIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND invest.

COMMON STOCKS are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings influence the value of its common stock.

PREFERRED STOCKS have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

FIXED-INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Generally, investors in fixed-income securities are creditors of the issuer. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Funds invest.

TREASURY SECURITIES are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CONVERTIBLE SECURITIES are fixed-income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed-income securities. Convertible securities have lower yields than comparable fixed-income securities.

In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CORPORATE DEBT  SECURITIES  are  fixed-income  securities  issued by businesses.
Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The Funds may also purchase interests in bank loans to companies.

The credit risks of corporate  debt  securities  vary widely among  issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory payments.

MORTGAGE BACKED SECURITIES represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of  adjustable  rate  mortgages  are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is "pass-through certificates." An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against interest rate risk.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an investor. These notes are payable (in full or in part) on demand by either party, usually with one to seven days notice.

They generally pay a floating or variable interest rate, and the principal amount may be periodically increased or decreased at the investor's option.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES. The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, S&P assigns ratings to investment grade securities (AAA, AA, A, and

BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below investment grade, the Adviser will reevaluate the security, but will not be required to sell it.

TAX EXEMPT SECURITIES are fixed-income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the INTERMEDIATE TAX EXEMPT BOND FUND may invest:

GENERAL OBLIGATION BONDS are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The INTERMEDIATE TAX EXEMPT BOND FUND may invest in bonds subject to AMT.

REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

DELAYED DELIVERY TRANSACTIONS, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.

Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

PORTFOLIO TURNOVER. Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

TEMPORARY DEFENSIVE INVESTMENTS. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, a Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily fail to meet its goal and forego greater investment returns for the safety of principal.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

A Morgan Keegan Financial Adviser or a Regions Morgan Keegan Trust Administrator can assist you with all phases of your investment when buying Shares of the Funds.

MINIMUM INITIAL INVESTMENT FOR THE FUND'S CLASS A SHARES AND CLASS C SHARES:

o    $1,000

o $250 for Individual Retirement Accounts ("IRAs") and if you are an officer, director, employee or retired employee of Regions Financial Corporation, or its affiliates, or if you establish a $50 monthly minimum addition to your account through the Funds' Systematic Investment Program ("SIP").

MINIMUM SUBSEQUENT INVESTMENT FOR THE FUND'S SHARES:

o    $50 for any account

Initial and subsequent investments in an IRA established on behalf of a non-working spouse of a shareholder who has an IRA invested in the Fund require a minimum amount of only $250. In addition, once you have established an account, the minimum amount for subsequent investments will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code of 1986, as amended.

In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that Investment Professionals may charge you fees for their services in connection with your Share transaction. There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, like wrap accounts, you may be eligible to purchase Class I Shares. If you are investing through a retirement plan or other special program, follow the instructions in your program materials.


CHOOSING A SHARE CLASS

The Funds with fluctuating net asset values offer three Share classes - Class A Shares, Class C Shares and Class I Shares. Treasury Money Market Fund and Government Money Market Fund offer Class A Shares only. Each Share class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount or if you plan to hold your shares for a long period, Class A Shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C Shares.

Class I Shares are available only to a limited group of investors at the discretion of the Funds. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, like wrap accounts, you may be eligible to purchase Class I Shares.

Because all future investments in your account will be made in the Share class you designate when opening the account, you should make your decision carefully. Your Morgan Keegan Financial Advisor can help you choose the Share class that makes the most sense for you.

CLASS COMPARISON

CLASS A SHARES -- FRONT LOAD

o Initial sales charge of 5.50% for the MID CAP GROWTH FUND, GROWTH FUND, MID CAP VALUE FUND, VALUE FUND, and BALANCED FUND (in each case, as a percentage of offering price which includes the sales load); see schedule below.
o Initial sales charge of 2.00% for the FIXED INCOME FUND and the INTERMEDIATE TAX EXEMPT BOND FUND (in each case, as a percentage of offering price which includes the sales load); see schedule below.
o Initial sales charge of 1.50% for the LIMITED MATURITY FIXED INCOME FUND (as a percentage of offering price which includes the sales load); see schedule below.
o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.
o    Lower annual expenses than Class C Shares.
o "Right of accumulation" allows you to determine the applicable sales load on a purchase by including the value of your existing Regions Morgan Keegan Select Funds investments as part of your current investment.
o "Letter of intent" allows you to count all investments in Regions Morgan Keegan Select Funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

The following tables list the sales charges, which will be applied to your Class A Share purchase, subject to the breakpoint discounts indicated in the tables and described below. Class A Shares of the TREASURY MONEY MARKET FUND and the GOVERNMENT MONEY MARKET FUND are sold at NAV.

Class A Shares of the MID CAP GROWTH FUND, GROWTH FUND, MID CAP VALUE FUND, VALUE FUND, and BALANCED FUND are sold at NAV plus a front end sales charge as listed below:

             YOUR                     SALES CHARGE                 SALES CHARGE
                                        AS A % OF                 AS A % OF NET
          INVESTMENT                 OFFERING PRICE              AMOUNT INVESTED

Less than $50,000                         5.50%                       5.82%
--------------------------------------------------------------------------------
$50,000 but less than $100,000            4.50%                       4.71%
--------------------------------------------------------------------------------
$100,000 but less than $250,000           3.75%                       3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000           2.50%                       2.56%
--------------------------------------------------------------------------------
$500,000 but less than $1 million         2.00%                       2.04%
--------------------------------------------------------------------------------
$1 million or more(1)                      NAV                         NAV
--------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN 12 MONTHS OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

Class A Shares of the FIXED INCOME FUND and the INTERMEDIATE TAX EXEMPT BOND FUND are sold at NAV plus a front end sales charge as listed below:

                                      SALES CHARGE                 SALES CHARGE
             YOUR                       AS A % OF                 AS A % OF NET
          INVESTMENT                 OFFERING PRICE              AMOUNT INVESTED

Less than $50,000                         2.00%                       2.04%
--------------------------------------------------------------------------------
$50,000 but less than $100,000            1.75%                       1.78%
--------------------------------------------------------------------------------
$100,000 but less than $250,000           1.50%                       1.52%
--------------------------------------------------------------------------------
$250,000 but less than $500,000           1.00%                       1.01%
--------------------------------------------------------------------------------
$500,000 but less than $1 million         0.75%                       0.76%
--------------------------------------------------------------------------------
$1 million or more(1)                      NAV                         NAV
--------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN 12 MONTHS OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

Class A Shares of the LIMITED MATURITY FIXED INCOME FUND are sold at NAV plus a front end sales charge as listed below:

                                      SALES CHARGE                 SALES CHARGE
             YOUR                       AS A % OF                 AS A % OF NET
          INVESTMENT                 OFFERING PRICE              AMOUNT INVESTED

Less than $50,000                         1.50%                       1.52%
--------------------------------------------------------------------------------
$50,000 but less than $100,000            1.25%                       1.27%
--------------------------------------------------------------------------------
$100,000 but less than $250,000           1.00%                       1.01%
--------------------------------------------------------------------------------
$250,000 but less than $500,000           0.75%                       0.76%
--------------------------------------------------------------------------------
$500,000 but less than $1 million         0.50%                       0.50%
--------------------------------------------------------------------------------
$1 million or more(1)                      NAV                         NAV
--------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN 12 MONTHS OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS. Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. Your Investment Professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your Investment Professional of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Funds held directly or through an Investment Professional or through a single-participant retirement account by you, your spouse, and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs).

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your Investment Professional certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. This prospectus is available on the Funds' website free of charge at www.rmkfunds.com.

THE FRONT END SALES CHARGE FOR CLASS A SHARES MAY BE ELIMINATED OR REDUCED AT PURCHASE IF:

o you have redeemed Shares from another broker dealer and invest the same amount or greater in the Funds provided that you paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;

o    you are a Trust customer purchasing through Regions Morgan Keegan Trust;

o you purchase Shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for account services;

o you purchase Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));

o you are an officer, director, employee or retired employee of Regions Financial Corporation, or its affiliates, and your spouse and dependent children.

DEALER CONCESSIONS. The Distributor, Morgan Keegan, with the exception of the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND, may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be paid an advance commission for sales of the Class C Shares of the Regions Morgan Keegan Select Funds. Such payments may be in the form of cash or promotional incentives.

CLASS C SHARES -- LEVEL LOAD

o    No initial sales charge.
o Contingent deferred sales charge of 1% of the lesser of the purchase price of the Class C Shares or their net asset value at the time of redemption, payable by you if you sell shares within one year of purchase. In the event of a partial redemption, the contingent deferred sales charge will be applied to the oldest Shares held first.
o    Annual distribution (12b-1) fee of 0.75% for Class C Shares of the Funds.

CLASS I -- NO LOAD

o    No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other Share classes.
o Available only to a limited group of investors at the discretion of the Funds, including employer-sponsored retirement plans, advisory accounts of the investment manager, and certain programs available through brokers, like wrap accounts. These programs usually involve special conditions and separate fees. Contact your Morgan Keegan Financial Adviser or Regions Morgan Keegan Trust Administrator for information.

TO ADD TO AN ACCOUNT

THROUGH MORGAN KEEGAN. You may purchase Shares of a Fund by contacting your Morgan Keegan Financial Advisor or by calling Morgan Keegan at 800-222-8866. You may also visit our website at www.morgankeegan.com to locate the Morgan Keegan branch nearest you. New investors must complete Morgan Keegan's New Account Form and return it along with a check for your initial investment payable to "Morgan Keegan" to your Financial Adviser or to Morgan Keegan at Fifty North Front Street, Memphis, TN 38103. Please indicate the Fund, Share class, the account number, and the dollar value or number, if any, of Shares on your check. You can avoid future inconvenience by signing up now for any services you might later use, including the Systematic Investment Program.

                  MORGAN KEEGAN & COMPANY, INC.
                  Morgan Keegan Tower
                  Fifty North Front Street
                  Memphis, Tennessee 38103

                  Call toll-free:  800-222-8866
                  (8:30 a.m. - 4:30 p.m., business days, Central Time)

                  Members New York Stock Exchange, SIPC

                  WWW.MORGANKEEGAN.COM


THROUGH REGIONS MORGAN KEEGAN TRUST. Trust customers may purchase Shares of a Fund through their local Trust Administrator or by calling Regions Morgan Keegan Trust at 877-757-7424.

THROUGH OTHER FINANCIAL INTERMEDIARY. You may purchase Shares through a broker-dealer, Investment Professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase Shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

THROUGH SYSTEMATIC INVESTMENT PROGRAM. Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the appropriate SIP forms by contacting your Investment Professional. The minimum investment amount for SIPs is $50.

POLICIES FOR BUYING SHARES

ANTI-MONEY LAUNDERING LAWS. If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your Shares at the next calculated net asset value ("NAV"), as permitted by applicable law.

TIMING OF REQUESTS. Your purchase order must be received by your Morgan Keegan Financial Adviser, Trust Administrator, or Authorized Dealer by 11:00 a.m. (Central Time) for the TREASURY MONEY MARKET FUND and the GOVERNMENT MONEY MARKET FUND or by 3:00 p.m. (Central Time) for all other Funds to get that day's closing share price. You will receive the next calculated closing share price if the Investment Professional forwards the order to the Fund on the same day and the Fund receives payment on the same business day (in the case of GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND) or the next business day for the other Funds. Each Fund reserves the right to reject any purchase request. It is the responsibility of your Investment Professional or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. You are not the owner of Fund Shares (and therefore will not receive dividends) until payment for the Shares is received.

SHORT-TERM TRADING. The Funds attempt to deter short-term trading that may be disruptive to the efficient management of the Funds. The Funds may consider several factors when evaluating shareholder trading activity, including, but not limited to: (1) dollar amount of the transaction; (2) volume of the transaction;
(3) frequency of trading; (4) developing trading patterns of the shareholder; and (5) any other factors deemed pertinent by Fund management.

The Funds' Board has approved policies and procedures intended to discourage excessive short-term trading of the Funds' Shares. These policies provide that, when, in the sole discretion of Fund management, short-term trading would have a detrimental effect on the efficient management of a Fund, the Funds may refuse a transaction by any person, group or commonly controlled account. The Funds will promptly notify the shareholder of a determination to reject a purchase request. The Funds reserve the right to restrict future purchases of Fund shares.

There can be no assurance that the Funds will be effective in limiting short-term trading in all cases. If the Funds are unable to deter this type of trading, it may adversely affect the performance of the Funds by requiring the Funds to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.

The Funds' objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

HOW TO REDEEM SHARES

TO SELL SOME OR ALL OF YOUR SHARES

You may redeem Class A Shares, Class C Shares and Class I Shares by calling or writing to Morgan Keegan, Regions Morgan Keegan Trust, or an Authorized Dealer, as appropriate.

BY MAIL. To redeem Shares by mail, written requests must be received in proper form and can be made through Morgan Keegan, Regions Morgan Keegan Trust, or any Authorized Dealer, as appropriate. The redemption request should include the shareholder's name, Fund name and class of Shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund. You may redeem some or all of your Shares by sending a letter of instruction to your Financial Adviser or Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should send a letter of instruction to your local Trust Administrator or to Regions Morgan Keegan Trust at 417 North 20th Street, Birmingham, Alabama 35203.

BY TELEPHONE. Telephone redemption instructions must be received by your Investment Professional before 11:00 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds' Shares to be redeemed that day. Orders for redemptions received after these times on any business day will be executed at the close of the next business day. As long as the transaction does not require a written request as described in the Policies for Selling Shares, you may sell shares by calling your Morgan Keegan Financial Adviser or Morgan Keegan at 800-222-8866. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424. A check will be mailed to you on the following business day.

BY EXCHANGE. Please read the applicable prospectus carefully before you request an exchange. To request an exchange, call or write to Morgan Keegan, Regions
Morgan Keegan Trust, or an Authorized Dealer, as appropriate. Call your Morgan Keegan Financial Advisor or Morgan Keegan at 800-222-8866 or mail your written exchange instructions to Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424 or mail your written exchange instructions to Regions Morgan Keegan Trust, 417 North 20th Street, Birmingham, Alabama 35203.

BY  SYSTEMATIC  WITHDRAWAL.  This  plan is  designated  for  retirees  and other investors who want regular withdrawals from a fund account. You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Please contact your Investment Professional for the appropriate forms to complete. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming Shares using this program.

POLICIES FOR SELLING SHARES
---------------------------

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS AND SIGNATURE GUARANTEES. Please submit instructions in writing when any of the following apply:

o    You are selling more than $100,000 worth of Shares
o    The name or address on the account has changed within the last 30 days

o You want the redemption proceeds to be sent or wired to a name or address not on the account registration
o You are transferring shares to an account with a different registration or Share class
o You want the redemption proceeds payable to someone other than the shareholder of record
o You are selling Shares held in a corporate or fiduciary account; for these accounts additional documents are required:

     CORPORATE ACCOUNTS: certified copy of a corporate resolution
     FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

TIMING OF REQUESTS. Redemption requests for the Funds must be received by 11:00 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for Shares to be redeemed at that day's closing share price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.

SELLING RECENTLY PURCHASED SHARES. If you sell Shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.


SALES CHARGE WHEN YOU REDEEM

CLASS A SHARES (PURCHASE AMOUNT OF $1 MILLION OR GREATER). A Contingent Deferred Sales Charge ("CDSC") of 1.00% of the redemption amount applies to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an Investment Professional received an advance payment on the transaction.

CLASS C SHARES. Redemptions of Class C Shares purchased before January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 18 months of the purchase. Redemptions of Class C Shares purchased after January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 12 months of the purchase. If your investment qualifies for a reduction or elimination of the CDSC, your Investment Professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING CLASS C SHARES:

o    if you are a Trust customer redeeming through Regions Morgan Keegan Trust;
o if you purchased Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));
o on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
o    on Shares acquired through reinvestment of dividends and capital gains;
o if your redemption is a required distribution and you are over the age of 701/2 from an individual retirement account or other retirement plan;
o upon the death or disability of the last surviving shareholder(s) of the account;

o if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
o when redeeming and directing the proceeds for purchase of Shares of a portfolio of Morgan Keegan Select Fund, Inc. It is your responsibility to inform the broker of your intention to exercise this option at the time of the redemption and purchase; or
o you purchased Shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for services.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUNDS WILL REDEEM YOUR SHARES IN THE FOLLOWING ORDER:

o    Shares that are not subject to a CDSC; and
o    Shares held the longest.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CHECKWRITING (TREASURY MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND ONLY). The Treasury Money Market Fund and the Government Money Market Fund do not offer checkwriting privileges..


CONDITIONS FOR REDEMPTIONS

LIMITATIONS ON REDEMPTION PROCEEDS. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o    to allow your purchase payment to clear;
o    during periods of market volatility; or
o when your trade activity or amount adversely impacts a Fund's ability to manage its assets.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of any series of Regions Morgan Keegan Select Funds covered by this Prospectus or any series of Morgan Keegan Select Fund, Inc. without paying a sales charge. Beginning on or about June 1, 2005, you may exchange shares of a Fund into shares of the same class of any Regions Morgan Keegan Select LEADER series without paying a sales charge. Your new Fund Shares will be the same class as your current Shares. The date of original purchase of exchanged Class C Shares will be used for purposes of calculating the contingent deferred sales charge imposed upon redemption of exchanged-for-Shares. You may exchange Class C Shares of a Fund with Class A Shares of TREASURY MONEY MARKET FUND or GOVERNMENT MONEY MARKET FUND since there are no Class C Shares offered by these Funds.

To exchange Shares, you must:

o    meet any minimum initial investment requirements; and
o    receive a prospectus for the Fund into which you wish to exchange.

Please read the applicable prospectus carefully before you request an exchange. Shareholders contemplating exchanges into the Funds should consult their tax advisers since the tax advantages of each Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


TO REQUEST AN EXCHANGE

Call or write to Morgan Keegan, Regions Morgan Keegan Trust, or an Authorized Dealer, as appropriate. Call your Morgan Keegan Financial Advisor or Morgan Keegan at 800-222-8866 or mail your written exchange instructions to Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424 or mail your written exchange instruction to your local Trust
Administrator or to Regions Morgan Keegan Trust, 417 North 20th Street, Birmingham, Alabama 35203.

POLICIES FOR EXCHANGING SHARES

TIMING OF REQUESTS. Telephone exchange instructions must be received by your Investment Professional before 11:00 a.m. (Central Time) for the TREASURY MONEY MARKET FUND and the GOVERNMENT MONEY MARKET FUND or before 3:00 p.m. (Central
Time) for all other Funds' Shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS AND SIGNATURE GUARANTEES. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration

FREQUENT EXCHANGES. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. The Funds may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request.

The Funds will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNT POLICIES

BUSINESS HOURS

You can purchase, redeem, or exchange Shares of all Funds any day the New York Stock Exchange ("NYSE") is open (generally Monday through Friday). Representatives of the Funds are available normally from 8:30 a.m. to 4:30 p.m. Central Time on these days. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. Please refer to the Statement of Additional Information for a listing of days when the NYSE is closed.

CALCULATING SHARE PRICE

When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV plus any applicable front-end sales charge. Each fund calculates the NAV of its shares every day the NYSE is open for business, as of the close of the customary trading session (usually 4:00 p.m. Eastern Time), or any earlier NYSE closing time that day, by subtracting the liabilities from the total assets attributable to shares and dividing the result by the number of shares outstanding.

Portfolio Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market value. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can not buy or sell Fund Shares.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that should be considered by the Valuation Committee in determining the fair value of a security are: (1) type of security;
(2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund's holding; (5) for restricted securities, and discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) and evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

TRANSFER AGENT

Morgan Keegan & Company, Inc. ("Morgan Keegan"), an affiliate of the Adviser, is the Funds' transfer agent and receives a fee for services. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed.

TELEPHONE REQUESTS

When you open an account, you automatically receive telephone privileges, allowing you to place orders for your account by calling your Investment Professional. Your Investment Professional can use these privileges to purchase, redeem or exchange Fund Shares in your account. Morgan Keegan may accept telephone redemption instructions from your Investment Professional where the owner has not declined in writing to utilize this service.

Unauthorized telephone requests are rare; however, as long as Morgan Keegan and your Investment Professional take certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests.

CONFIRMATIONS AND ACCOUNT STATEMENTS

MORGAN KEEGAN. Morgan Keegan customers will receive confirmation of purchases, redemptions, and exchanges. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends, and capital gains paid. You have the duty to examine all statements, confirmations, and other reports or notices upon receipt from Morgan Keegan and report any errors or unauthorized trading to Morgan Keegan's Customer Service Department within the time limits specified in the client agreement on the New Account Form.

REGIONS  MORGAN KEEGAN TRUST.  Regions  Morgan Keegan Trust  customers will also receive confirmation of purchases, redemptions and exchanges except for systematic program transactions. For the TREASURY MONEY MARKET FUND and the GOVERNMENT MONEY MARKET FUND, Trust customers will receive monthly confirmations to report all transactions including dividends paid during the month. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid. You have the duty to examine all statements, confirmations, and other reports or notices upon receipt from Regions Morgan Keegan Trust and report any errors or unauthorized trading by calling 877-757-7424.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid to shareholders invested in a Fund on the record date. In addition, each Fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your Investment Professional or the Fund for information concerning when dividends and capital gains will be paid. Dividends are declared and paid according to the following schedule:

                                                       DIVIDENDS DECLARED
                                                             AND PAID

          MID CAP GROWTH FUND                               Quarterly
          ----------------------------------------------------------------
          GROWTH FUND                                       Quarterly
          ----------------------------------------------------------------
          MID CAP VALUE FUND                                Quarterly
          ----------------------------------------------------------------
          VALUE FUND                                        Quarterly
          ----------------------------------------------------------------
          BALANCED FUND                                     Quarterly
          ----------------------------------------------------------------
          FIXED INCOME FUND                               Daily/Monthly
          ----------------------------------------------------------------
          LIMITED MATURITY FIXED INCOME FUND              Daily/Monthly
          ----------------------------------------------------------------
          INTERMEDIATE TAX EXEMPT BOND FUND               Daily/Monthly
          ----------------------------------------------------------------
          TREASURY MONEY MARKET FUND                      Daily/Monthly
          ----------------------------------------------------------------
          GOVERNMENT MONEY MARKET FUND                    Daily/Monthly
          ----------------------------------------------------------------


The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that INTERMEDIATE TAX EXEMPT BOND FUND distributions will be primarily dividends that are exempt from federal income tax; however, the Fund's income distributions my be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

The other Funds distribute taxable dividends and capital gains. Fund distributions are expected to be primarily dividends for the LIMITED MATURITY FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, TREASURY MONEY MARKET FUND, and GOVERNMENT MONEY MARKET FUND, and both dividends and capital gains for all other Funds. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

DISTRIBUTION OF FUND SHARES

Morgan Keegan & Co., Inc. ("Morgan Keegan") serves as the distributor for Shares of the Funds. Morgan Keegan, a wholly owned subsidiary of Regions Financial Corporation (NYSE: RF) and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Morgan Keegan provides personalized investment services to its clients through more than 200 offices in 18 states.

Morgan Keegan may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the Distributor based upon Shares owned by their clients or customers. These services include general marketing services such as distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' Shares.

RULE 12b-1 PLAN (CLASS C SHARES).

With the exception of the Treasury Money Market Fund and the Government Money Market Fund, each Fund has adopted a Rule 12b-1 Plan that allows it to pay Morgan Keegan for the sale, distribution, administration and customer servicing of Class C Shares of the Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell, the value of client assets invested, or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it received from the Distributor or the Fund and any services provided.

The 12b-1 fee paid by Class C Shares is as follows:

                                                    12b-1 FEE PAID
                                                  AS A PERCENTAGE OF
                                                CLASS C SHARES ASSETS

   MID CAP GROWTH FUND                                  0.75%
   -------------------------------------------------------------------------
   GROWTH FUND                                          0.75%
   -------------------------------------------------------------------------
   MID CAP VALUE FUND                                   0.75%
   -------------------------------------------------------------------------
   VALUE FUND                                           0.75%
   -------------------------------------------------------------------------
   BALANCED FUND                                        0.75%
   -------------------------------------------------------------------------
   FIXED INCOME FUND                                    0.75%
   -------------------------------------------------------------------------
   LIMITED MATURITY FIXED INCOME FUND                   0.75%
   -------------------------------------------------------------------------
   INTERMEDIATE TAX EXEMPT BOND FUND                    0.75%
   -------------------------------------------------------------------------

SHAREHOLDER SERVICES FEES (CLASS A AND CLASS C SHARES)

Morgan Keegan is the shareholder servicing agent for the Funds. The Funds' Class A Shares and Class C Shares may pay fees up to 0.25% of their average daily net assets ("Service Fees") to Investment Professionals or to Regions Morgan Keegan Trust for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying Investment Professionals directly, the Funds may pay Service Fees to Regions Morgan Keegan Trust and Regions Morgan Keegan Trust will use those fees to compensate Investment Professionals.

MANAGEMENT OF THE FUNDS

The Board of Trustees governs the Trust and selects and oversees the Adviser.

FUNDS' INVESTMENT ADVISER

Morgan Asset Management, Inc. (the "Adviser") serves as the investment adviser to the Funds. Pursuant to the Funds' advisory agreement, the Adviser is responsible for the investment management of the Funds, including making investment decisions and placing orders to buy, sell or hold a particular security. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time at its sole discretion.

Founded in 1986, the Adviser is an indirect, wholly owned subsidiary of Regions Financial Corporation (NYSE: RF), a publicly held financial holding company that provides retail and commercial banking, securities brokerage, mortgage, and insurance products and services. As of February 28, 2005, Regions Financial Corporation was one of the 25 largest bank holding companies in the United States.

The Adviser serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of seventeen open-end funds (including the seven new Regions Morgan Keegan Select LEADER funds); Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of three open-end funds (including the new Regions Morgan Keegan Select LEADER Short-Term Bond Fund); RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; and Regions Morgan Keegan Trust. As of February 28, 2005, the Adviser had more than $13 billion in total assets under management. The Adviser's address is 417 North 20th Street, 15th Floor, Birmingham, Alabama, 35203.

INVESTMENT SUBADVISER TO THE MID CAP VALUE FUND.

Channing Capital Management, Inc. ("CCM") serves as the subadviser to the Mid Cap Value Fund pursuant to an investment sub-advisory agreement with the Adviser and the Fund. CCM is an independent Chicago-based investment manager specializing in mid- and small-cap equity investing for institutions and individuals. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions. Through its portfolio management team, CCM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund. CCM's address is 10 South LaSalle Street, Suite 2650, Chicago, IL 60603.

PORTFOLIO MANAGERS. The Adviser has several portfolio mangers committed to the day-to-day management of the Funds, other than the Mid Cap Value Fund for which CCM provides the portfolio manager. The following table identifies each Fund's portfolio manager(s):

                                             PORTFOLIO MANAGER(S)
MID CAP GROWTH FUND                        Charles A. Murray, CFA and David P. McGrath,
                                           CFA
------------------------------------------------------------------------------------------
GROWTH FUND                                Charles A. Murray, CFA and David P. McGrath,
                                           CFA
------------------------------------------------------------------------------------------
MID CAP VALUE FUND                         Eric T. McKissack, CFA
------------------------------------------------------------------------------------------
VALUE FUND                                 Walter A. Hellwig and Virginia A. McKewen
------------------------------------------------------------------------------------------
BALANCED FUND                              Charles A. Murray, CFA
------------------------------------------------------------------------------------------
FIXED INCOME FUND                          Michael L. Smith and John B. Norris, V
------------------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME FUND         Michael L. Smith and John B. Norris, V
------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND          John B. Norris, V.
------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND                 John B. Norris, V. and George R. McCurdy, IV
------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND               John B. Norris, V. and George R.  McCurdy, IV
------------------------------------------------------------------------------------------

WALTER A. HELLWIG - Mr. Hellwig is a Senior Vice President and Senior Portfolio Manager at Morgan Asset Management, Inc. He has more than thirty years experience in investment management and research. From 2004 to present, Mr. Hellwig has served as the Portfolio Manager for Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select Value Fund, and Regions Morgan Keegan Select LEADER Balanced Fund. From 1997 to 2004, Mr. Hellwig served as Senior Vice President and Senior Portfolio Manager at Union Planters Investment Advisors and was also Chairman of the firm's Equity Policy Committee. From 1994 to 1997, Mr. Hellwig served as a Portfolio Manager for Federated Investors, Inc. From 1986 to 1994, Mr. Hellwig held several positions within Boatmen's Investment Services and Boatmen's Trust including Director of Investment Research and Research Analyst. Prior to entering the investment industry, Mr. Hellwig served as a Vice President of Commercial Loans at a Midwestern bank. Mr. Hellwig received a B.S. in Business Administration in 1972 and a M.B.A. in 1978 from Washington University in St. Louis, Missouri.

GEORGE R. MCCURDY, IV- Mr. McCurdy is a Portfolio Manager for Morgan Asset Management, Inc. He has more than seven years experience in investment management and banking. From 2005 to present, Mr. McCurdy has served as the Portfolio Manager for the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Government Money Market Fund. From 2003 to 2005, Mr. McCurdy served as an Equity Research Analyst and Portfolio Manager of personal trust accounts for Morgan Asset Management, Inc. From 2002 to 2003, Mr. McCurdy was an Accounting Manager for SouthTrust Bank, where his primary responsibilities were business unit profitability analysis and reporting. From 2000 to 2002, Mr. McCurdy worked as a Finance Officer with State Street Bank, where he focused on Investor Relations support and business unit reporting. Mr. McCurdy received a B.S. in Finance from the University of Alabama in 1997 and a M.B.A. from Auburn University at Montgomery in 1998. He is a candidate in the Chartered Financial Analyst program.

DAVID P. MCGRATH, CFA - Mr. McGrath is a Vice President and Senior Portfolio Manager for Morgan Asset Management, Inc. He has more than nine years experience in investment management and research. From 2001 to present, Mr. McGrath has served as Portfolio Manager for Regions Morgan Keegan Select Mid Cap Growth Fund and Regions Morgan Keegan Select Growth Fund. From 1999 to 2004, Mr. McGrath served as a Portfolio Manager for the Adviser assisting with the Regions Morgan Keegan Select Mid Cap Growth Fund and the Regions Morgan Keegan Select Growth Fund as well as managing various other accounts. Mr. McGrath received a B.S. in Finance from The University of Memphis in 1995 and a M.B.A. from Bryant College in 1998. He is a holder of the Chartered Financial Analyst designation.

VIRGINIA A. MCKEWEN - Ms. McKewen is an Assistant Portfolio Manager for Morgan Asset Management, Inc. She has more than two years experience in investment management and banking. From 2005 to present, Ms. McKewen has served as the Assistant Portfolio Manager for the Regions Morgan Keegan Select Value Fund. From 2003 to 2005, Ms. McKewen was a Research Analyst for Morgan Asset Management, Inc. actively following the Consumer Staples sector and the Consumer Discretionary sector and made recommendations to Portfolio Managers. Ms. McKewen received a B.S. in Finance from the University of Alabama in 2003. She is a candidate in the Chartered Financial Analyst program.

ERIC T. MCKISSACK, CFA - Mr. McKissack has served as President, CEO, and Chief Investment Officer of Channing Capital Management, LLC since it was established in 2003. Mr. McKissack has more than twenty-two years experience in investment management and research. From 2004 to present, Mr. McKissack has served as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Value Fund. From 1986 to 2003, Mr. McKissack was a principal at Ariel Capital management, LLC, a Chicago-based investment management firm with over $10 billion in assets under management. He served as its Vice Chairman and Co-Chief Investment Officer for the last eight years of his tenure. From 1981 to 1986, Mr. McKissack worked as a research analyst for First Chicago and First Chicago Investment Advisors, then led by Gary Brinson. First Chicago Investment Advisors later became Brinson Partners, and is now part of UBS Global Asset Management. Mr. McKissack received a B.S. in Management from Massachusetts Institute of Technology in 1976 and a M.B.A. from the University of California at Berkeley in 2004. He is a holder of the Chartered Financial Analyst designation.

CHARLES A. MURRAY, CFA - Mr. Murray is a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for Morgan Asset Management, Inc. He has more than thirty years of experience in investment management, research, and banking. From 1978 to the present, Mr. Murray has served as a Portfolio Manager at Morgan Asset Management, Inc. and its predecessor, and currently serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Balanced Fund and Regions Morgan Keegan Select LEADER Growth Equity Fund. From 1978 to 1988, Mr. Murray served as the portfolio manager of various common trust funds at a bank later acquired by Regions Financial Corporation. Mr. Murray was the first portfolio manager of the First Priority Equity Fund (the predecessor fund to Regions Morgan Keegan Select Growth Fund) from 1992 to 1995. Mr. Murray has managed the Regions Morgan Keegan Select Mid Cap Growth Fund from its inception in March 1999 to present. He assumed lead manager of the Regions Morgan Keegan Select Growth Fund in September 2001. Mr. Murray was named primary portfolio manager of the Regions Morgan Keegan Select Balanced Fund in August 2004 and was named co-manager of LEADER Growth Fund in 2004. Mr. Murray received a B.S. in Finance from the University of Alabama in 1970. He is a holder of the Chartered Financial Analyst designation.

JOHN B. NORRIS, V - Mr. Norris is a Senior Vice President, Senior Portfolio Manager, Senior Fixed Income Strategist, and Chief Economist for Morgan Asset Management, Inc. He has more than thirteen years of experience in the investment management and research of money market and fixed-income securities. From 1999 to present, Mr. Norris has served as a Portfolio Manager at Morgan Asset Management, Inc. and currently serves as the Portfolio Manager for the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, Regions Morgan Keegan Select Government Money Market Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Money Market Fund, and Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund. From 1996 to 1999, Mr. Norris served as the Chief Investment Officer for a small trust company located in

Birmingham, Alabama. From 1992 to 1996, Mr. Norris served as an Investment Officer and Portfolio Manager for the trust department of a commercial bank located in Baltimore, Maryland. Mr. Norris received a B.A. in History from Wake Forest University in 1990 and a M.B.A. from the University of Baltimore in 1994. He is a candidate in the Chartered Financial Analyst program.

MICHAEL L. SMITH - Mr. Smith is a Senior Vice President and Senior Portfolio Manager at Morgan Asset Management, Inc. He has more than sixteen years experience in investment research, trading, and portfolio management. From 2004 to present, Mr. Smith has served as the Portfolio Manager for the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Fixed Income Fund, and Regions Morgan Keegan Select LEADER Intermediate Bond Fund. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith began his career at Lehman Brothers in the fixed income trading area. Mr. Smith received a B.S. in Business Administration from the University of Denver in 1986 and a M.B.A. from the Owen School at Vanderbilt University in 1993.

OTHER INFORMATION

PRIVACY POLICY

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 800-222-8866.

PROXY VOTING POLICIES AND PROCEDURES

The funds vote proxies related to portfolio securities according to a set of policies and procedures approved by the Board of Trustees. A description of the policies and procedures may be obtained, without charge, by calling 800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each fund by visiting Regions' website at www.rmkfunds.com.

PORTFOLIO HOLDINGS INFORMATION
A description of the funds' policies and procedures with respect to disclosure of its portfolio securities is available in the funds' Statement of Additional Information.


----------
* The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Funds, Inc., RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Trust, Rebsamen Insurance, and other Regions affiliates.

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand a Fund's financial performance for its past five years or since its inception,  if the life of a Fund is shorter.  Some of the  information  is presented on a per Share basis.  Total  returns  represent  the rate an investor would have earned (or lost) on an investment in a Fund,  assuming  reinvestment  of any dividends and capital  gains.  This information has been audited by PricewaterhouseCoopers  LLP for the years ended November 30, 2002, 2003 and 2004. The previous years were audited by other auditors.  The independent  registered  public  accountant's  report,  along with the Funds' audited financial statement is included in the Annual Report.

Selected data for a share outstanding throughout the period indicated.
                                                               Investment Activities                     Less Distributions
                                                 ---------------------------------------- ------------------------------------------
                                                                    Net
                                                                 Realized
                                          Net                      and
                                         Asset                   Unrealized
                                         Value,                    Gains        Total       Dividends
                                        Beginning      Net        (Losses)      from        from Net     Distributions
                                          of       Investment      from       Investment   Investment     from Capital    Total
                                         Period   Income (Loss)  Investments  Activities     Income          Gains     Distributions
                                        --------------------------------------------------------------------------------------------
MID CAP GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2004            $15.49      (0.11)         1.19          1.08        --               --          --
Year Ended November 30, 2003            $11.99      (0.11)(3)      3.61          3.50        --               --          --
Year Ended November 30, 2002            $13.66      (0.05)(3)     (1.60)        (1.65)      (0.02)            --         (0.02)
Year Ended November 30, 2001            $17.01       0.03          0.64          0.67       (0.10)           (3.92)      (4.02)
Period Ended November 30, 2000(6)       $17.62       0.08         (0.69)        (0.61)       --               --          --

MID CAP GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2004            $15.29      (0.11)         1.06          0.95        --               --          --
Year Ended November 30, 2003            $11.92      (0.21)(3)      3.58          3.37        --               --          --
Period Ended November 30, 2002(7)       $13.71      (0.12)(3)     (1.67)        (1.79)       --               --          --

MID CAP GROWTH FUND --
CLASS I SHARES
Period Ended November 30, 2004(8)       $16.16      (0.11)         0.54          0.43        --               --          --

GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2004            $15.04       0.06          0.23          0.29        --               --          --
Year Ended November 30, 2003            $13.03      (0.03)(3)      2.04          2.01        --               --          --
Year Ended November 30, 2002            $15.27      (0.01)(3)     (2.23)        (2.24)      (0.00)(4)         --         (0.00)(4)
Year Ended November 30, 2001            $20.38      (0.03)        (4.20)        (4.23)       --              (0.88)      (0.88)
Year Ended November 30, 2000            $23.55      (0.07)        (2.68)        (2.75)       --              (0.42)      (0.42)

GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2004            $14.84       0.06          0.12          0.18        --               --          --
Year Ended November 30, 2003            $12.95      (0.15)(3)      2.04          1.89        --               --          --
Period Ended November 30, 2002(7)       $15.46      (0.09)(3)     (2.42)        (2.51)       --               --          --



                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                   Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of     Total        Investment         Net           Waiver/         (000's    Portfolio
                                        Period    Return(1)    Income (Loss)    Expenses    Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
MID CAP GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2004            $16.57      6.97%        (0.69)%        1.29%              --           $294,325       56%
Year Ended November 30, 2003            $15.49     29.19%        (0.82)%        1.33%              --           $175,867       49%
Year Ended November 30, 2002            $11.99    (12.07)%       (0.42)%        1.30%              --           $114,660      126%
Year Ended November 30, 2001            $13.66      3.91%         0.24%         1.07%              --           $144,726       81%
Period Ended November 30, 2000(6)       $17.01     (3.46)%        1.07%(5)      0.98%(5)           --           $101,056      118%

MID CAP GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2004            $16.24      6.21%        (1.39)%        1.99%              --            $5,353        56%
Year Ended November 30, 2003            $15.29     28.27%        (1.62)%        2.08%              --            $1,825        49%
Period Ended November 30, 2002(7)       $11.92    (14.06)%       (1.18)%(5)     2.05%(5)           --             $259        126%

MID CAP GROWTH FUND --
CLASS I SHARES
Period Ended November 30, 2004(8)       $16.59      2.66%        (0.40)%(5)     1.00%(5)           --            $1,032        56%

GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2004            $15.33      1.93%         0.37%         1.27%            0.05%         $411,785        33%
Year Ended November 30, 2003            $15.04     15.43%        (0.23)%        1.27%            0.05%         $319,180        44%
Year Ended November 30, 2002            $13.03    (14.65)%       (0.06)%        1.28%            0.05%         $271,852       112%
Year Ended November 30, 2001            $15.27    (21.59)%       (0.09)%        1.02%            0.05%         $306,923        47%
Year Ended November 30, 2000            $20.38    (11.97)%       (0.28)%        0.92%            0.05%         $294,824        37%

GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2004            $15.02      1.21%        (0.32)%        1.96%            0.05%           $2,955        33%
Year Ended November 30, 2003            $14.84     14.59%        (1.06)%        2.02%            0.05%           $1,072        44%
Period Ended November 30, 2002(7)       $12.95    (16.88)%       (0.81)%(5)     2.03%(5)         0.05%(5)         $139        112%

                                                                 75

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Based on average shares outstanding.
(4) Represents less than $0.01.
(5) Computed on an annualized basis.
(6) Reflects operations for the period from July 10, 2000 (commencement of investment operations) to November 30, 2000.
(7) Reflects operations for the period from January 7, 2002 (commencement of investment operations) to November 30, 2002.
(8) Reflects operations for the period from June 24, 2004 (commencement of investment operations) to November 30, 2004.

                                                                 76


FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities                     Less Distributions
                                            ---------------------------------------- -----------------------------------------------
                                                               Net
                                                            Realized
                                     Net                      and
                                    Asset                   Unrealized                             Distri-   Distri-
                                    Value,                    Gains        Total       Dividends   butions   butions
                                   Beginning      Net        (Losses)      from        from Net     from     from           Total
                                     of       Investment      from       Investment   Investment    Capital  Paid in        Distri-
                                    Period   Income (Loss)  Investments  Activities     Income      Gains    Capital        butions
                                   -------------------------------------------------------------------------------------------------
MID CAP VALUE FUND --
CLASS A SHARES
Year Ended November 30, 2004       $11.27      (0.06)         2.35          2.29       (0.00)(3)   (0.83)      --          (0.83)
Period Ended November 30, 2003(7)  $10.00       0.00(3)(4)    1.27          1.27        --          --         --           --

MID CAP VALUE FUND --
CLASS C SHARES
Year Ended November 30, 2004       $11.25      (0.06)         2.27          2.21        --         (0.83)      --          (0.83)
Period Ended November 30, 2003(7)  $10.00      (0.06)(4)      1.31          1.25        --          --         --           --

VALUE FUND --
CLASS A SHARES
Year Ended November 30, 2004       $13.13       0.12          1.23          1.35       (0.08)       --         --          (0.08)
Year Ended November 30, 2003       $12.22       0.08(4)       0.90          0.98       (0.07)       --         --          (0.07)
Year Ended November 30, 2002       $13.94       0.12         (1.71)        (1.59)      (0.13)       --        (0.00)(3)(6) (0.13)
Year Ended November 30, 2001       $15.22       0.21         (1.27)        (1.06)      (0.22)       --         --          (0.22)
Year Ended November 30, 2000       $15.93       0.16         (0.17)        (0.01)      (0.16)      (0.54)      --          (0.70)

VALUE FUND --
CLASS C SHARES
Year Ended November 30, 2004       $13.13       0.08          1.16          1.24       (0.04)       --         --          (0.04)
Year Ended November 30, 2003       $12.21       0.00(3)(4)    0.92          0.92       (0.00)(3)    --         --          (0.00)(3)
Period Ended November 30, 2002(8)  $13.35       0.02         (1.14)        (1.12)      (0.02)       --        (0.00)(3)(6) (0.02)

VALUE FUND --
CLASS I SHARES
Period Ended November 30, 2004(9)  $13.69       0.07          0.70          0.77       (0.04)       --            --       (0.04)


                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                   Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of     Total        Investment         Net           Waiver/         (000's    Portfolio
                                        Period    Return(1)    Income (Loss)    Expenses    Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
MID CAP VALUE FUND --
CLASS A SHARES
Year Ended November 30, 2004            $12.73     21.76%        (0.70)%        1.38%            0.05%         $106,222        23%
Period Ended November 30, 2003(7)       $11.27     12.70%         0.03%(5)      1.38%(5)         0.05%(5)       $68,034       126%

MID CAP VALUE FUND --
CLASS C SHARES
Year Ended November 30, 2004            $12.63     21.00%        (1.13)%        1.81%            0.05%           $384          23%
Period Ended November 30, 2003(7)       $11.25     12.50%        (0.72)%(5)     2.13%(5)         0.05%(5)         $4          126%

VALUE FUND --
CLASS A SHARES
Year Ended November 30, 2004            $14.40     10.29%         0.92%         1.29%            0.05%         $169,772        59%
Year Ended November 30, 2003            $13.13      8.12%         0.68%         1.25%            0.05%         $209,319       231%
Year Ended November 30, 2002            $12.22    (11.47)%        0.89%         1.23%            0.05%         $196,423       163%
Year Ended November 30, 2001            $13.94     (6.96)%        1.41%         0.98%            0.05%         $214,667       128%
Year Ended November 30, 2000            $15.22      0.00%         1.08%         0.96%            0.05%         $192,426        41%

VALUE FUND --
CLASS C SHARES
Year Ended November 30, 2004            $14.33      9.45%         0.18%         2.00%            0.05%          $2,056         59%
Year Ended November 30, 2003            $13.13      7.55%         0.04%         2.00%            0.05%           $368         231%
Period Ended November 30, 2002(8)       $12.21     (8.80)%        0.21%(5)      1.98%(5)         0.05%(5)         $55         163%

VALUE FUND --
CLASS I SHARES
Period Ended November 30, 2004(9)       $14.42      5.63%         1.16%(5)      1.02%(5)         0.05%(5)         531          59%


Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Represents less than $0.01.
(4) Based on average shares outstanding.
(5) Computed on an annualized basis.
(6) Represents a return of capital for federal income tax purposes.
(7) Reflects operations for the period from December 9, 2002 (commencement of investment operations) to November 30, 2003.
(8) Reflects operations for the period from February 21, 2002 (commencement of investment operations) to November 30, 2002.
(9) Reflects operations for the period from June 17, 2004 (commencement of investment operations) to November 30, 2004.

                                                                 77


FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                               Investment Activities                     Less Distributions
                                                 ---------------------------------------- -----------------------------------------
                                                                    Net
                                                                 Realized
                                          Net                      and
                                         Asset                   Unrealized
                                         Value,                    Gains        Total       Dividends
                                        Beginning      Net        (Losses)      from        from Net     Distributions
                                          of       Investment      from       Investment   Investment     from Capital    Total
                                         Period   Income (Loss)  Investments  Activities     Income          Gains     Distributions
                                        --------------------------------------------------------------------------------------------
BALANCED FUND --
CLASS A SHARES
Year Ended November 30, 2004            $13.54     0.22(3)         0.40         0.62        (0.19)           --          (0.19)
Year Ended November 30, 2003            $12.88     0.20(3)         0.68         0.88        (0.22)           --          (0.22)
Year Ended November 30, 2002            $14.07     0.24(3)        (0.93)       (0.69)       (0.24)        (0.26)         (0.50)
Year Ended November 30, 2001            $14.93       0.36         (0.73)       (0.37)       (0.38)        (0.11)         (0.49)
Year Ended November 30, 2000            $15.97       0.41         (0.59)       (0.18)       (0.41)        (0.45)         (0.86)

BALANCED FUND --
CLASS C SHARES
Year Ended November 30, 2004            $13.54     0.13(3)         0.39         0.52        (0.11)           --          (0.11)
Year Ended November 30, 2003            $12.90     0.10(3)         0.67         0.77        (0.13)           --          (0.13)
Period Ended November 30, 2002(5)       $13.67     0.13(3)        (0.82)       (0.69)       (0.08)           --          (0.08)

FIXED INCOME FUND --
CLASS A SHARES
Year Ended November 30, 2004            $11.02       0.37         (0.27)        0.10        (0.37)        (0.21)         (0.58)
Year Ended November 30, 2003            $11.10       0.41         (0.06)        0.35        (0.41)        (0.02)         (0.43)
Year Ended November 30, 2002            $10.82       0.46          0.28         0.74        (0.46)           --          (0.46)
Year Ended November 30, 2001            $10.27       0.55          0.55         1.10        (0.55)           --          (0.55)
Year Ended November 30, 2000            $10.10       0.59          0.17         0.76        (0.59)           --          (0.59)

FIXED INCOME FUND --
CLASS C SHARES
Year Ended November 30, 2004            $11.02       0.28         (0.25)        0.03        (0.29)        (0.21)         (0.50)
Year Ended November 30, 2003            $11.10       0.32         (0.05)        0.27        (0.33)        (0.02)         (0.35)
Period Ended November 30, 2002(6)       $10.82       0.37          0.28         0.65        (0.37)           --          (0.37)


                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                   Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of     Total        Investment         Net           Waiver/         (000's    Portfolio
                                        Period    Return(1)    Income (Loss)    Expenses    Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
BALANCED FUND --
CLASS A SHARES
Year Ended November 30, 2004            $13.97     4.63%          1.62%          1.33%            0.05%          $117,968      79%
Year Ended November 30, 2003            $13.54     6.92%          1.58%          1.35%            0.05%          $96,192       98%
Year Ended November 30, 2002            $12.88    (4.99)%         1.83%          1.30%            0.05%          $92,530       82%
Year Ended November 30, 2001            $14.07    (2.42)%         2.57%          1.07%            0.05%          $92,980       70%
Year Ended November 30, 2000            $14.93    (1.30)%         2.64%          1.01%            0.05%          $12,135       41%

BALANCED FUND --
CLASS C SHARES
Year Ended November 30, 2004            $13.95     3.86%          0.92%          2.08%            0.05%           $2,084       79%
Year Ended November 30, 2003            $13.54     6.07%          0.81%          2.10%            0.05%            $978        98%
Period Ended November 30, 2002(5)       $12.90    (5.31)%         1.24%(4)       2.05%(4)         0.05%(4)         $612        82%

FIXED INCOME FUND --
CLASS A SHARES
Year Ended November 30, 2004            $10.54     0.87%          3.44%          0.97%            0.25%          $265,532      116%
Year Ended November 30, 2003            $11.02     3.16%          3.65%          0.97%            0.25%          $316,857      72%
Year Ended November 30, 2002            $11.10     6.96%          4.19%          0.97%            0.25%          $255,280      50%
Year Ended November 30, 2001            $10.82    10.91%          5.16%          0.71%            0.25%          $241,393      51%
Year Ended November 30, 2000            $10.27     7.78%          5.84%          0.71%            0.25%          $205,169      45%

FIXED INCOME FUND --
CLASS C SHARES
Year Ended November 30, 2004            $10.55     0.12%          2.63%          1.72%            0.25%           $2,531      116%
Year Ended November 30, 2003            $11.02     2.40%          2.90%          1.72%            0.25%            $916        72%
Period Ended November 30, 2002(6)       $11.10     6.15%          3.33%(4)       1.72%(4)         0.25%(4)         $327        50%

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Based on average shares outstanding.
(4) Computed on an annualized basis.
(5) Reflects operations for the period from January 14, 2002 (commencement of investment operations) to November 30, 2002.
(6) Reflects operations for the period from December 3, 2001 (commencement of investment operations) to November 30, 2002.

                                                                 78


FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                               Investment Activities                     Less Distributions
                                                 ---------------------------------------- -----------------------------------------
                                                                    Net
                                                                 Realized
                                          Net                      and
                                         Asset                   Unrealized
                                         Value,                    Gains        Total       Dividends
                                        Beginning      Net        (Losses)      from        from Net     Distributions
                                          of       Investment      from       Investment   Investment     from Capital    Total
                                         Period   Income (Loss)  Investments  Activities     Income          Gains     Distributions
                                        --------------------------------------------------------------------------------------------
LIMITED MATURITY GOVERNMENT
FUND -- CLASS A SHARES
Year Ended November 30, 2004              10.11      0.27          (0.27)        0.00(5)     (0.27)            --         (0.27)
Year Ended November 30, 2003             $10.31      0.27(3)       (0.16)        0.11        (0.30)          (0.01)       (0.31)
Year Ended November 30, 2002             $10.32      0.39(4)        0.01(4)      0.40        (0.40)          (0.01)       (0.41)
Year Ended November 30, 2001              $9.97      0.50           0.35         0.85        (0.50)            --         (0.50)
Year Ended November 30, 2000              $9.86      0.53           0.10         0.63        (0.52)            --         (0.52)

LIMITED MATURITY GOVERNMENT
FUND -- CLASS C SHARES
Year Ended November 30, 2004             $10.11      0.20          (0.28)       (0.08)       (0.19)            --         (0.19)
Year Ended November 30, 2003             $10.31      0.19(3)       (0.15)        0.04        (0.23)          (0.01)       (0.24)
Period Ended November 30, 2002(8)        $10.26      0.30(4)        0.08(4)      0.38        (0.32)          (0.01)       (0.33)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS A SHARES
Period Ended November 30, 2004(9)        $10.00      0.25          (0.23)        0.02        (0.25)            --         (0.25)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS C SHARES
Period Ended November 30, 2004(9)        $10.00      0.20          (0.23)       (0.03)       (0.20)            --         (0.20)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS I SHARES
Period Ended November 30, 2004(9)        $10.00      0.22          (0.23)       (0.01)       (0.22)            --         (0.22)



                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                   Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of     Total        Investment         Net           Waiver/         (000's    Portfolio
                                        Period    Return(1)    Income (Loss)    Expenses    Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
LIMITED MATURITY GOVERNMENT
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $9.84     (0.02)%        2.23%          0.97%            0.23%          $110,249     144%
Year Ended November 30, 2003            $10.11      1.14%         2.67%          1.00%            0.20%          $168,969      63%
Year Ended November 30, 2002            $10.31      3.95%         3.65%(4)       0.99%            0.20%          $144,274      53%
Year Ended November 30, 2001            $10.32      8.74%         4.97%          0.79%            0.20%          $126,065      54%
Year Ended November 30, 2000             $9.97      6.62%         5.35%          0.79%            0.20%           $68,949      70%

LIMITED MATURITY GOVERNMENT
FUND -- CLASS C SHARES
Year Ended November 30, 2004             $9.84     (0.77)%        1.41%          1.72%            0.23%            $843       144%
Year Ended November 30, 2003            $10.11      0.38%         1.88%          1.75%            0.20%            $164        63%
Period Ended November 30, 2002(8)       $10.31      3.56%         3.22%(4,6)     1.74%(6)         0.20%(6)          $10        53%

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS A SHARES
Period Ended November 30, 2004(9)       $ 9.77      0.22%         3.18%(6)       0.63%(6)         0.50%(6)        $68,531      19%

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS C SHARES
Period Ended November 30, 2004(9)       $ 9.77     (0.27)%        2.58%(6)       1.23%(6)         0.50%(6)         $0(7)       19%

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS I SHARES
Period Ended November 30, 2004(9)       $ 9.77     (0.04)%        3.43%(6)       0.38%(6)         0.50%(6)         $326        19%

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Based on average shares outstanding.
(4) Effective  December 1, 2001, the Limited Maturity  Government Fund adopted the provisions of the American Institute of Certified
Public Accountants ("AICPA") Audit and Accounting
Guide for Investment  Companies and began accreting  discount/amortizing  premium on long-term debt  securities.  The effect of this change for the year ended November 30, 2002 was as follows:
Per share,  ratios and  supplemental  data for periods  prior to December 1, 2001 have not been  restated to reflect  this change in presentation.
(5) Represents less than $0.01.
(6) Computed on an annualized basis.
(7) Represents less than $1,000.
(8) Reflects operations for the period from December 14, 2001 (commencement of investment operations) to November 30, 2002.
(9) Reflects operations for the period from February 9, 2004 (commencement of investment operations) to November 30, 2004.

                                                                 79


FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                               Investment Activities                     Less Distributions
                                                 ---------------------------------------- -----------------------------------------
                                                                    Net
                                                                 Realized
                                          Net                      and
                                         Asset                   Unrealized
                                         Value,                    Gains        Total       Dividends
                                        Beginning      Net        (Losses)      from        from Net     Distributions
                                          of       Investment      from       Investment   Investment     from Capital    Total
                                         Period   Income (Loss)  Investments  Activities     Income          Gains     Distributions
                                        --------------------------------------------------------------------------------------------
TREASURY MONEY MARKET
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $1.00       0.01            --          0.01         (0.01)          --          (0.01)
Year Ended November 30, 2003             $1.00       0.00(3)         --          0.00(3)      (0.00)(3)       --          (0.00)(3)
Year Ended November 30, 2002             $1.00       0.01            --          0.01         (0.01)          --          (0.01)
Year Ended November 30, 2001             $1.00       0.04            --          0.04         (0.04)          --          (0.04)
Year Ended November 30, 2000             $1.00       0.05            --          0.05         (0.05)          --          (0.05)

GOVERNMENT MONEY MARKET
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $1.00       0.01            --          0.01         (0.01)          --          (0.01)
Year Ended November 30, 2003             $1.00       0.01            --          0.01         (0.01)          --          (0.01)
Period Ended November 30, 2002(5)        $1.00       0.01            --          0.01         (0.01)          --          (0.01)



                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                  Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of       Total      Investment         Net           Waiver/         (000's    Portfolio
                                        Period      Return(1)  Income (Loss)    Expenses     Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
TREASURY MONEY MARKET
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $1.00        0.54%       0.55%           0.64%            0.29%          $861,369     --
Year Ended November 30, 2003             $1.00        0.47%       0.47%           0.66%            0.25%          $764,892     --
Year Ended November 30, 2002             $1.00        1.11%       1.10%           0.66%            0.25%          $779,770     --
Year Ended November 30, 2001             $1.00        3.99%       3.86%           0.42%            0.25%          $689,884     --
Year Ended November 30, 2000             $1.00        5.50%       5.37%           0.42%            0.25%          $536,668     --

GOVERNMENT MONEY MARKET
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $1.00        0.63%       0.61%           0.64%            0.43%          $58,406      --
Year Ended November 30, 2003             $1.00        0.79%       0.79%           0.38%            0.60%          $67,578      --
Period Ended November 30, 2002(5)        $1.00        1.36%       1.37%(4)        0.38%(4)         0.65%(4)       $73,357      --

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Represents less than $0.01.
(4) Computed on an annualized basis.
(5) Reflects operations for the period from December 3, 2001 (commencement of investment operations) to November 30, 2002.

                                                                 80


REGIONS MORGAN KEEGAN SELECT FUNDS
--------------------------------------------------------------------------------


                                        SHARE            TICKER
                                       CLASSES           SYMBOLS       CUSIPS

                                   Class A Shares        RAGAX       75913Q 83 7
                                   Class C Shares        RMKAX       75913Q 75 3
MID CAP GROWTH FUND                Class I Shares        RMKIX       75913Q 45 6
--------------------------------------------------------------------------------
                                   Class A Shares        RGRAX       75913Q 40 7
                                   Class C Shares        RMKGX       75913Q 76 1
GROWTH FUND                        Class I Shares        RGRIX       75913Q 46 4
--------------------------------------------------------------------------------
                                   Class A Shares        RSEAX       75913Q 61 3
                                   Class C Shares        RSECX       75913Q 58 9
MID CAP VALUE FUND                 Class I Shares        RMVIX       75913Q 48 0
--------------------------------------------------------------------------------
                                   Class A Shares        RVLAX       75913Q 60 5
                                   Class C Shares        RMKVX       75913Q 78 7
VALUE FUND                         Class I Shares        RVLIX       75913Q 47 2
--------------------------------------------------------------------------------
                                   Class A Shares        FPALX       75913Q 20 9
                                   Class C Shares        RMKBX       75913Q 81 1
BALANCED FUND                      Class I Shares        RBLIX       75913Q 49 8
--------------------------------------------------------------------------------
                                   Class A Shares        RLMGX       75913Q 85 2
                                   Class C Shares        RMKLX       75913Q 79 5
LIMITED MATURITY GOVERNMENT FUND   Class I Shares        RLMIX       75913Q 52 2
--------------------------------------------------------------------------------
                                   Class A Shares        RFIFX       75913Q 80 3
                                   Class C Shares        RMKFX       75913Q 77 9
FIXED INCOME FUND                  Class I Shares        RFIIX       75913Q 51 4
--------------------------------------------------------------------------------
                                   Class A Shares        RTEAX       75913Q 57 1
                                   Class C Shares        RTESX       75913Q 56 3
INTERMEDIATE TAX EXEMPT BOND FUND  Class I Shares        RTEIX       75913Q 55 5
--------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND         Class A Shares        FITXX       75913Q 87 8
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND       Class A Shares        RMKXX       75913Q 82 9
--------------------------------------------------------------------------------

[BACK COVER]


FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated April 1, 2005, containing further information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

Free copies of the annual and semi-annual reports and SAI may be obtained:

     o From your Morgan Keegan Financial Adviser; or by calling Morgan Keegan at 800-222-8866;

     o From your Trust Administrator or by calling Regions Morgan Keegan Trust at 877-757-7424

     o    By writing to Morgan Keegan at the address noted below; or

     o    By accessing the Edgar Database on the SEC's website at www.sec.gov

Information about the Funds (including shareholder reports and the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Call 202-942-8090 for information on the Public Reference Room's operations and copying fees.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                  800-222-8866

                              www.morgankeegan.com

                    [LOGO Regions Morgan Keegan Select Funds]

                    Investment Company Act File No. 811-06511

                       REGIONS MORGAN KEEGAN SELECT FUNDS

                                 CLASS A SHARES

                                 CLASS C SHARES

                                 CLASS I SHARES




                  COMBINED STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 1, 2005



--------------------------------------------------------------------------------
o REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
o REGIONS MORGAN KEEGAN SELECT GROWTH FUND
o REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
o REGIONS MORGAN KEEGAN SELECT VALUE FUND
o REGIONS MORGAN KEEGAN SELECT BALANCED FUND
o REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
o REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND
o REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
o REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND
o REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Regions Morgan Keegan Select Funds, dated April 1, 2005. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or Annual Report without charge by calling 1-877-757-7424.
--------------------------------------------------------------------------------


REGIONS MORGAN KEEGAN SELECT FUNDS
FIFTY NORTH FRONT STREET
MEMPHIS, TENNESSEE 38103









MORGAN KEEGAN & CO., INC.,
------------------------------------------
DISTRIBUTOR

TABLE OF CONTENTS
--------------------------------------------------------------------------------


HOW ARE THE FUNDS ORGANIZED?...................................................1

SECURITIES IN WHICH THE FUNDS INVEST...........................................1

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS..................................3

INVESTMENT LIMITATIONS........................................................11

DETERMINING MARKET VALUE OF SECURITIES........................................13

WHAT DO SHARES COST?..........................................................14

HOW ARE THE FUNDS SOLD?.......................................................14

HOW TO BUY SHARES.............................................................15

MASSACHUSETTS PARTNERSHIP LAW.................................................15

ACCOUNT AND SHARE INFORMATION.................................................16

WHAT ARE THE TAX CONSEQUENCES?................................................17

WHO MANAGES THE FUNDS?........................................................18

PORTFOLIO MANAGERS............................................................32

HOW DO THE FUNDS MEASURE PERFORMANCE?.........................................37

PERFORMANCE COMPARISONS.......................................................37

ECONOMIC AND MARKET INFORMATION...............................................40

FINANCIAL STATEMENTS..........................................................40

APPENDIX......................................................................41

ADDRESSES.....................................................................43

--------------------------------------------------------------------------------
HOW ARE THE FUNDS ORGANIZED?
--------------------------------------------------------------------------------

The Regions Morgan Keegan Select Funds were established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." As of the date of this Statement of Additional Information ("SAI"), the Trust consists of seventeen separate portfolios of securities (Funds) which are as follows: Regions Morgan Keegan Select Mid Cap Growth Fund (Mid Cap Growth Fund); Regions Morgan Keegan Select Growth Fund, (Growth Fund); Regions Morgan Keegan Select Mid Cap Value Fund (Mid Cap Value Fund); Regions Morgan Keegan Select Value Fund, (Value Fund); Regions Morgan Keegan Select Balanced Fund (Balanced Fund); Regions Morgan Keegan Select Fixed Income Fund (Fixed Income Fund); Regions Morgan Keegan Select Limited Maturity Fixed Income Fund (Limited Maturity Fixed Income Fund), formerly Regions Morgan Keegan Select Limited Maturity Government Fund; Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond
Fund); Regions Morgan Keegan Select Treasury Money Market Fund (Treasury Money Market Fund), Regions Morgan Keegan Select Government Money Market Fund (Government Money Market Fund), Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund. The Regions Morgan Keegan Select LEADER series are offered in a separate Prospectus and Statement of Additional Information.

The Mid Cap Growth Fund and Mid Cap Value Fund changed their names from Regions Morgan Keegan Select Aggressive Growth Fund and Regions Morgan Keegan Select Strategic Equity Fund, respectively, on January 31, 2004. The Limited Maturity Fixed Income Fund changed its name from the Regions Morgan Keegan Select Limited Maturity Government Fund on April 12, 2005. Shares of Mid Cap Growth Fund, Growth Fund, Mid Cap Value Fund, Value Fund, Balanced Fund, Fixed Income Fund, Limited Maturity Fixed Income Fund and Intermediate Tax Exempt Bond Fund are offered in three classes of shares, Class A Shares, Class C Shares and Class I Shares (individually and collectively referred to as "Shares" as the context may require). Additionally, Shares of the Treasury Money Market Fund and the Government Money Market Fund offer only Class A Shares. This SAI relates to all classes of the Mid Cap Growth Fund, Growth Fund, Mid Cap Value Fund, Value Fund, Balanced Fund, Fixed Income Fund, Limited Maturity Fixed Income Fund, Intermediate Tax Exempt Bond Fund, Treasury Money Market Fund and Government Money Market Fund.

--------------------------------------------------------------------------------
SECURITIES IN WHICH THE FUNDS INVEST
--------------------------------------------------------------------------------

Following is a table that indicates which types of securities are a:

o P = Principal  investment of a Fund; (shaded in chart)
o A = Acceptable (but not principal) investment of a Fund; or
o N = Not an acceptable investment of a Fund.

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES              TREASURY MONEY        GOVERNMENT MONEY      LIMITED MATURITY                           INTERMEDIATE TAX
                        MARKET FUND           MARKET FUND           FIXED INCOME FUND     FIXED INCOME FUND    EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY     N                     N                     N                     N                    N
RECEIPTS
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED            N                     N                     A                     A                    N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
BANK INSTRUMENTS        N                     N                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
BORROWING               A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER        N                     N                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK(1)         N                     N                     N                     N                    N
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE             N                     N                     A                     A                    N
SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT      N                     N                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS    N                     N                     A                     A                    A
AND SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED RATE    N                     N                     A                     P                    N
DEBT OBLIGATIONS(2)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE FLOATING      N                     N                     A                     A                    N
RATE DEBT OBLIGATIONS
(2)
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES      N                     N                     A                     A                    N
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS     N                     N                     A                     A                    N
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES(4)  A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO    A                     A                     A                     A                    A
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED         N                     N                     A                     A                    N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL DEBT          N                     N                     A                     A                    P
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
OTHER MONEY MARKET      N                     N                     A                     A                    A
INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS        N                     N                     A                     A                    N
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS   N                     P                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES OF OTHER     A                     A                     A                     A                    A
INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
STRIPPED BONDS          N                     N                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT         P                     P                     P                     P                    P
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS                N                     N                     N                     A                    N
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND         A                     A                     A                     A                    A
DELAYED DELIVERY
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON             N                     N                     N                     A                    A
CONVERTIBLE
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES              BALANCED FUND         MID CAP VALUE FUND    VALUE FUND            GROWTH FUND          MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY     A                     A                     A                     A                    A
RECEIPTS
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED            A                     N                     N                     N                    N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
BANK INSTRUMENTS        A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
BORROWING               A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER        A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK(1)         P                     P                     P                     P                    P
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE             A                     A                     A                     A                    A
SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS    A                     A                     A                     A                    A
AND SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED RATE    P                     N                     N                     N                    N
DEBT OBLIGATIONS(2)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE FLOATING      P                     N                     N                     N                    N
RATE DEBT OBLIGATIONS
(2)
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES      A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS     A                     A                     A                     A                    A
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES(3)  A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO    A                     A                     A                     A                    A
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED         A                     N                     N                     N                    N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL DEBT          A                     N                     N                     N                    N
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
OTHER MONEY MARKET      A                     A                     A                     A                    A
INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS        A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS   A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES OF OTHER     A                     A                     A                     A                    A
INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
STRIPPED BONDS          A                     N                     N                     N                    N
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT         P                     A                     A                     A                    A
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS                A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND         A                     A                     A                     A                    A
DELAYED DELIVERY
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON             A                     A                     A                     A                    A
CONVERTIBLE SECURITIES
------------------------------------------------------------------------------------------------------------------------------------


(1) The VALUE FUND and the GROWTH FUND will invest in common stocks of companies with market capitalizations of $2 billion or more at the time of purchase, the Mid Cap Value Fund will invest in common stocks of companies whose market capitalizations fall witing the range tracked by the Standard & Poor's Midcap 400 Index at the time of purchase, and the MID CAP GROWTH FUND will invest in common stocks of companies with market capitalizations of $10 billion or less at the time of purchase.

(2) The BALANCED FUND and VALUE FUND may invest up to 25% of their respective total assets in below investment grade convertible securities (rated BB and below by a nationally recognized statistical rating organization (NRSRO)), such as Moody's, S&P and Fitch.

(3) ALL FUNDS, except the TREASURY MONEY MARKET FUND-AND THE GOVERNMENT MONEY MARKET FUND, may invest up to 15% of their respective assets in illiquid securities. The TREASURY MONEY MARKET FUND AND THE GOVERNMENT MONEY MARKET FUND may invest up to 10% of their assets in illiquid securities.


--------------------------------------------------------------------------------
SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
--------------------------------------------------------------------------------

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

     INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

     Entities  such  as  limited  partnerships,   limited  liability  companies,
     business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

     REAL ESTATE INVESTMENT TRUSTS (REITs)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

     WARRANTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

     DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which a Fund may invest:

     GENERAL OBLIGATION BONDS

     General Obligation Bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     SPECIAL REVENUE BONDS

     Special Revenue Bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

     PRIVATE ACTIVITY BONDS

     Private Activity Bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to AMT. A Fund may invest in bonds subject to AMT.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

     SEQUENTIAL CMOS

     In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

     PACS, TACS AND COMPANION CLASSES

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

     IOS AND POS

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

     FLOATERS AND INVERSE FLOATERS

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

          Z CLASSES AND RESIDUAL CLASSES

          CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

     ASSET BACKED SECURITIES

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

     ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

     BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

     CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Fund's investment adviser, Morgan Asset Management, Inc., (Adviser), usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     DEPOSITARY RECEIPTS

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts, including combinations thereof:

     FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. A Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

     OPTIONS

     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

     A Fund may buy the following types of options:

     CALL OPTIONS

     A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A Fund may use call options in the following ways:

     o Buy call options on indices, individual securities, index futures, and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

     o Write call options on indices, portfolio securities, index futures, and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, that Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     PUT OPTIONS

     A put option gives the holder the right to sell the underlying asset to the writer of the option. A Fund may use put options in the following ways:

     o Buy put options on indices, individual securities, index futures, and financial futures in anticipation of a decrease in the value of the underlying asset; and

     o Write put options on indices, portfolio securities, index futures, and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     A Fund may also buy or write options, as needed, to close out existing option positions.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary defensive purposes and to maintain liquidity, the Funds may invest in cash and cash items, including short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.

SPECIAL TRANSACTIONS

     REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.

     DELAYED DELIVERY TRANSACTIONS

     When issued transactions are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Funds. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Funds. When issued transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.

         TO BE ANNOUNCED SECURITIES (TBAS)

         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by a Fund.

     SECURITIES LENDING

     The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

     The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Funds must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks. Some Funds may have leverage risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

INTEREST RATE RISKS.
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

RISKS ASSOCIATED WITH COMPLICATED CMOS

o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

LEVERAGE RISKS
o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

SECTOR RISKS
o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the Value Fund is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The Growth Fund is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The Mid Cap Value Fund is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The Mid Cap Growth Fund will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The Intermediate Tax Exempt Bond Fund will focus its investments in municipal securities.

TAX RISKS
o Tax Risk is the risk that future legislative or court decisions may materially affect the ability of the Intermediate Tax Exempt Bond Fund to pay tax exempt dividends.

--------------------------------------------------------------------------------
INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended, (the Act).

LENDING CASH OR SECURITIES

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. As a non-fundamental policy, for purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

INVESTING IN REAL ESTATE

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION OF INVESTMENTS

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the Securities & Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of their total assets in any one industry.

UNDERWRITING

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be underwriters under the Securities Act of 1933.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

BUYING ON MARGIN

The TREASURY MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND and LIMITED MATURITY FIXED INCOME FUND will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

The FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, BALANCED FUND, VALUE FUND and GROWTH FUND will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that these Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

The LIMITED MATURITY FIXED INCOME FUND, FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies.

REVERSE REPURCHASE AGREEMENTS

The Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

CONCENTRATION OF INVESTMENTS

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

ARBITRAGE TRANSACTIONS

The Funds will not enter into transactions for the purpose of engaging in arbitrage.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of their policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE. The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations. In particular, the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND'S total assets in the securities of any one issuer, although the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND'S fundamental investment limitations only require such 5% diversification with respect to 75% of their assets. The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

PORTFOLIO TURNOVER. For the fiscal years ended November 30, 2004 and 2003, the portfolio turnover rates were 78% and 63%, respectively, for LIMITED MATURITY FIXED INCOME FUND; 52% and 72%, respectively, for the FIXED INCOME FUND; 69% and 98%, respectively, for the BALANCED FUND; 59% and 231%, respectively, for the VALUE FUND; 33% and 44%, respectively, for the GROWTH FUND; 56% and 49%, respectively, for the MID CAP GROWTH FUND; and 23% and 126% for the MID CAP VALUE FUND.

--------------------------------------------------------------------------------
DETERMINING MARKET VALUE OF SECURITIES
--------------------------------------------------------------------------------

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND'S use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the SEC under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

MONITORING PROCEDURES. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INVESTMENT RESTRICTIONS. The Rule requires that the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of a Fund's portfolio securities are determined as follows:

Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price.

Securities that are traded in the OTC market shall be valued at the last quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer.

U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing service or primary market dealer.

Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall each be valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of the Adviser, does not represent market value.

Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

--------------------------------------------------------------------------------
WHAT DO SHARES COST?
--------------------------------------------------------------------------------

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND attempt to stabilize the NAV of Shares at $1.00 by valuing their portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV plus any applicable front end sales charge (applies to Class A Shares of all Funds) and redeemed at NAV less any applicable Contingent Deferred Sales Charge (CDSC) (applies to Class A Shares, Class B Shares and Class C Shares only) on days on which the New York Stock Exchange is open for business. The Funds' net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

--------------------------------------------------------------------------------
HOW ARE THE FUNDS SOLD?
--------------------------------------------------------------------------------

Under the Distributor's Contract with the Funds, the Distributor (Morgan Keegan & Co., Inc.,), located at Morgan Keegan Tower, Fifty North Front Street, Memphis, Tennessee, 38103, offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS B SHARES AND CLASS C SHARES)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps a Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SERVICE FEES

The Funds may pay fees not to exceed 0.25% of average daily net assets  (Service
Fees) to investment professionals or to Regions Morgan Keegan Trust, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Funds may pay Service Fees to Regions Morgan Keegan Trust and Regions Morgan Keegan Trust will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of the Funds assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.


--------------------------------------------------------------------------------
HOW TO BUY SHARES
--------------------------------------------------------------------------------

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

EXCHANGE PRIVILEGE

Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

--------------------------------------------------------------------------------
MASSACHUSETTS PARTNERSHIP LAW
--------------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

--------------------------------------------------------------------------------
ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

As of March 18, 2005, the following table indicates the shareholders who owned of record, beneficially or both, 5% or more of any class of a Fund's shares:

                                                                                                        PERCENTAGE OF SHARES
  FUND                                                                 SHARES OWNED AS OF             BENEFICIALLY OWNED AS OF
  NAME        SHAREHOLDER NAME AND ADDRESS(1)                            MARCH 18, 2005                    MARCH 18, 2004
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              4,732,814.116                        25.97%
             Regions Morgan Keegan Trust(2)                              3,640,526.976                        19.98%
             Regions Morgan Keegan Trust(2)                              3,545,224.943                        19.45%
Mid Cap Growth Fund, Class C Shares
             Regions Morgan Keegan Trust(2)                               199,008.400                         55.19%
             Regions Morgan Keegan Trust(2)                                31,633.186                          8.77%
Mid Cap Growth Fund, Class I Shares
             Regions Morgan Keegan Trust(2)                                11,065.021                         17.62%
             David Myers                                                   8,080.917                          12.87%
             Regions Morgan Keegan Trust(2)                                6,237.862                           9.93%
             James L. Davis                                                5,681.235                           9.04%
             Michael Morello                                               3,395.763                           5.41%
Growth Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              6,447,805.572                        25.07%
             Regions Morgan Keegan Trust(2)                              6,077,906.290                        23.63%
             Regions Morgan Keegan Trust(2)                              6,010,250.152                        23.37%
             Regions Morgan Keegan Trust(2)                              2,432,329.935                         9.46%
             First Citizens Bank                                         1,339,363.230                         5.21%
Growth Fund, Class C Shares
             Regions Morgan Keegan Trust(2)                               133,396.392                         63.16%
             Regions Morgan Keegan Trust(2)                                48,813.948                         23.11%
Mid Cap Value Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              4,816,443.432                        54.10%
             Regions Morgan Keegan Trust(2)                              2,001,251.400                        22.48%
             Regions Morgan Keegan Trust(2)                               923,481.072                         10.37%
             Regions Morgan Keegan Trust(2)                               873,628.971                          9.81%
Mid Cap Value Fund, Class C Shares
             Regions Morgan Keegan Trust(2)                                37,190.539                         90.29%
Value Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              5,391,166.022                        46.68%
             Regions Morgan Keegan Trust(2)                              2,376,234.265                        20.58%
             Regions Morgan Keegan Trust(2)                              2,253,379.749                        19.51%
Value Fund, Class C Shares
             Regions Morgan Keegan Trust(2)                                30,623.154                         23.92%
             Walter S. Dowdle & Dorothy T. Dowdle                          22,213.559                         17.35%
             Harry M. Call                                                 9,953.334                           7.77%
Value Fund, Class I Shares
             Allen B. Morgan, Jr.                                          6,553.080                          16.38%
             Louis Bruce Stout Trust                                       5,124.324                          12.81%
             Paula Schoenhoff                                              4,521.538                          11.30%

                                                                                                        PERCENTAGE OF SHARES
  FUND                                                                 SHARES OWNED AS OF             BENEFICIALLY OWNED AS OF
  NAME        SHAREHOLDER NAME AND ADDRESS(1)                            MARCH 18, 2005                    MARCH 18, 2004
------------------------------------------------------------------------------------------------------------------------------------
             Donna L. Richardson                                           4,223.005                          10.56%
             Gregory J. Koontz                                             2,637.879                           6.59%
             John David Fortenberry                                        2,621.232                           6.55%
             Michael E. Camferdam                                          2,381.001                           5.95%
             Richard Grubenhoff                                            2,049.898                           5.12%
Balanced Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              6,829,899.025                        81.86%
Balanced Fund, Class C Shares
             Regions Morgan Keegan Trust(2)                               126,548.464                         83.44%
             James I. McCormick, Jr.                                       18,587.439                         12.25%
Fixed Income Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              14,884,403.709                       60.90%
             Regions Morgan Keegan Trust(2)                              3,240,074.720                        13.25%
             Regions Morgan Keegan Trust(2)                              3,193,670.028                        13.07%
             Regions Morgan Keegan Trust(2)                              2,432,762.457                         9.95%
Fixed Income Fund, Class C Shares
             Regions Morgan Keegan Trust(2)                               122,435.335                         50.68%
             Regions Morgan Keegan Trust(2)                               112,976.719                         46.77%
Limited Maturity Fixed Income Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              5,123,493.116                        53.50%
             Regions Morgan Keegan Trust(2)                              3,071,697.407                        32.07%
             Regions Morgan Keegan Trust(2)                               699,434.615                          7.30%
Limited Maturity Fixed Income Fund, Class C Shares
             Regions Morgan Keegan Trust(2)                                42,707.032                         59.41%
             Regions Morgan Keegan Trust(2)                                22,755.630                         31.66%
             Regions Morgan Keegan Trust(2)                                 6,370.034                           8.86%
Intermediate Tax Exempt Bond Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              6,251,375.216                        93.42%
             Regions Morgan Keegan Trust(2)                               395,711.022                          5.91%
Intermediate Tax Exempt Bond Fund, Class C Shares
             Federated Administrative Services                               5.164                             100%
Intermediate Tax Exempt Bond Fund, Class I Shares
             Regions Morgan Keegan Trust(2)                                33,397.816                          100%
Treasury Money Market Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                             705,567,678.191                       82.34%
             Regions Morgan Keegan Trust(2)                             116,993,023.990                       13.65%
Government Money Market Fund, Class A Shares
             Regions Morgan Keegan Trust(2)                              70,803,647.950                       99.07%

(1)  THE SHAREHOLDERS LISTED MAY BE CONTACTED C/O REGIONS MORGAN KEEGAN SELECT FUNDS, FIFTY NORTH FRONT STREET, MEMPHIS, TN 38103.

(2)  REGIONS  MORGAN KEEGAN TRUST IS A TRADE NAME SHARED BY THE THREE TRUST  ENTITIES OF REGIONS  FINANCIAL  CORPORATION.  THE THREE
     TRUST ENTITIES ARE REGIONS BANK TRUST DIVISION,  UNION PLANTERS BANK,  N.A.,  TRUST DIVISION,  AND REGIONS MORGAN KEEGAN TRUST,
     F.S.B.  REGIONS BANK OPERATES UNDER AN ALABAMA STATE BANK CHARTER,  UNION PLANTERS  BANK,  N.A.  OPERATES UNDER A NATIONAL BANK
     CHARTER, AND REGIONS MORGAN KEEGAN TRUST, F.S.B. OPERATES UNDER A FEDERAL SAVINGS BANK CHARTER.

--------------------------------------------------------------------------------
WHAT ARE THE TAX CONSEQUENCES?
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

--------------------------------------------------------------------------------
WHO MANAGES THE FUNDS?
--------------------------------------------------------------------------------

Trustees and Officers
---------------------

The officers of the Trust are responsible for the operation of those companies under the direction of the Board. The officers and Trustees of the Trust and their principal occupations during the past five years are set forth below. Each Trustee and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and Trustee is Morgan Keegan Tower, 50 North Front Street, Memphis, Tennessee 38103.

An asterisk (*) in the tables below indicates officers and/or Trustees who are "interested persons" of the Funds as defined in the 1940 Act by virtue of their positions with Morgan Keegan & Company, Inc. or the Adviser.

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       OTHER TRUSTEESHIP HELD BY
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS          BY TRUSTEE                   TRUSTEE

Interested Trustees
-------------------
Allen B. Morgan, Jr.*   Trustee (Since      Mr.    Morgan    has   been           23            Regions Financial Corporation
Age 62                  2003)               Chairman  of Morgan  Keegan
                                            & Company,  Inc. since 1969
                                            and   Executive    Managing
                                            Director  of Morgan  Keegan
                                            &   Company,   Inc.   since
                                            1969.  He also  has  served
                                            as  a  Director  of  Morgan
                                            Asset Management,  Inc. and
                                            of    Regions     Financial
                                            Corporation  since 1993 and
                                            2001, respectively.

J. Kenneth Alderman*    Trustee (Since      Mr.   Alderman   has   been           23                        None
Age 52                  2003)               President     of    Regions
                                            Morgan     Keegan     Trust
                                            Company      and      Chief
                                            Executive     Officer    of
                                            Morgan Asset
                                            Management,    Inc.   since
                                            2002.     He    has    been
                                            Executive   Vice  President
                                            of    Regions     Financial
                                            Corporation   since   2000.
                                            He   served    Regions   as
                                            Senior Vice  President  and
                                            Capital   Management  Group
                                            Director   and   investment
                                            adviser   to  the   Regions
                                            Financial       Corporation
                                            proprietary   fund   family
                                            from 1995 to 2000.  He is a
                                            Certified            Public
                                            Accountant   and  Chartered
                                            Financial Analyst.

Independent Trustees
--------------------

William Jefferies       Trustee (Since      Mr. Mann has been  Chairman           23                        None
Mann                    2003)               and   President   of   Mann
Age 71                                      Investments,   Inc.   (real
                                            estate         investments/
                                            private   investing)  since
                                            1985.

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       OTHER TRUSTEESHIP HELD BY
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS          BY TRUSTEE                   TRUSTEE
James Stillman R.       Trustee (Since      Mr.   McFadden   has   been           23                        None
McFadden (2)            2003)               Chief  Manager of  McFadden
Age 47                                      Communications,         LLC
                                            (commercial printing)
                                            since  2002  and  President
                                            and Director of 1703,  Inc.
                                            (restaurant     management)
                                            since  1998.  He  also  has
                                            served  as a  Director  for
                                            several  private  companies
                                            since 1997.
                                            Ms.   Stone  has  held  the
Mary S. Stone  Age 54   Trustee (Since      Hugh Culverhouse                      23                        None
                        2003)               Endowed Chair of
                                            Accountancy      at     the
                                            University    of   Alabama,
                                            Culverhouse    School    of
                                            Accountancy since 1981. She
                                            is   also   a   member   of
                                            Financial        Accounting
                                            Standards Advisory Council,
                                            AICPA, Accounting Standards
                                            Executive   Committee   and
                                            AACSB         International
                                            Accounting    Accreditation
                                            Committee.

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       OTHER TRUSTEESHIP HELD BY
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS          BY TRUSTEE                   TRUSTEE
W. Randall              Trustee (Since      Mr.  Pittman has been Chief           23                        None
Pittman,                2003)               Financial     Officer    of
Age 50                                      Emageon,  Inc.  (healthcare
                                            information  systems) since
                                            2002.  From  1999 to  2002,
                                            he  was   Chief   Financial
                                            Officer     of     BioCryst
                                            Pharmaceuticals,       Inc.
                                            (biotechnology).       From
                                            1998 to 1999,  he was Chief
                                            Financial     Officer    of
                                            ScandiPharm,           Inc.
                                            (pharmaceuticals).     From
                                            1995 to 1998,  he served as
                                            Senior  Vice   President  -
                                            Finance    of    CaremarkRx
                                            (pharmacy           benefit
                                            management).  From  1983 to
                                            1995,   he   held   various
                                            positions    with   AmSouth
                                            Bancorporation        (bank
                                            holding           company),
                                            including   Executive  Vice
                                            President  and  Controller.
                                            He  is a  Certified  Public
                                            Accountant,  and  was  with
                                            the   accounting   firm  of
                                            Ernst  &  Young,  LLP  from
                                            1976 to 1983.

Archie W. Willis III    Trustee (Since      Mr.    Willis    has   been           23                        None
Age 46                  2003)               President    of   Community
                                            Capital (financial advisory
                                            and real estate development
                                            consulting)  since 1999 and
                                            Vice President of Community
                                            Realty Company (real estate
                                            brokerage)  since 1999.  He
                                            was a First Vice  President
                                            of Morgan Keegan & Company,
                                            Inc.  from 1991 to 1999. He
                                            also   has   served   as  a
                                            Director     of     Memphis
                                            Telecom, LLC since 2001.

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       OTHER TRUSTEESHIP HELD BY
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS          BY TRUSTEE                   TRUSTEE
Officers
                                                                                  23                         N/A
Carter E. Anthony*      President (Since    From   2002-present,    Mr.
Age 60                  2003)               Anthony   has   served   as
                                            President     and     Chief
                                            Investment    Officer    of
                                            Morgan Asset
                                            Management     Inc.    From
                                            2000-2002,   he  served  as
                                            Executive   Vice  President
                                            and   Director  of  Capital
                                            Management Group,
                                            Regions Financial
                                            Corporation.           From
                                            1989-2000  Mr.  Anthony was
                                            Vice President-Trust
                                            Investments, National
                                            Bank of Commerce.

Thomas R. Gamble*       Vice-President      Mr.   Gamble  has  been  an
Age 62                  (Since 2003)        executive     at    Regions           23                         N/A
                                            Financial       Corporation
                                            since   1981.   He   was  a
                                            Corporate  IRA Manager from
                                            2000 to 2001  and a  Senior
                                            Vice  President  &  Manager
                                            of  Employee   Benefits  at
                                            the    Birmingham     Trust
                                            Department  of Regions Bank
                                            from 1981 to 2000.

Charles D. Maxwell*     Secretary and       Mr.   Maxwell  has  been  a           23                         N/A
Age 50                  Assistant           Managing     Director    of
                        Treasurer of        Morgan  Keegan  &  Company,
                        Trust (Since        Inc.    since    1998   and
                        2003)               Assistant   Treasurer   and
                                            Assistant    Secretary   of
                                            Morgan  Keegan  &  Company,
                                            Inc.  since  1994.  He  has
                                            been      Secretary     and
                                            Treasurer  of Morgan  Asset
                                            Management,    Inc.   since
                                            1993.  He was  Senior  Vice
                                            President of Morgan  Keegan
                                            & Company,  Inc.  from 1995
                                            to 1997.  Mr.  Maxwell  was
                                            also with Ernst & Young
                                            (accountants)  from 1976 to
                                            1986   and   served   as  a
                                            senior  manager  from  1984
                                            to 1986.

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       OTHER TRUSTEESHIP HELD BY
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS          BY TRUSTEE                   TRUSTEE
Joseph C. Weller*       Treasurer of        Mr.    Weller    has   been           23                         N/A
Age 65                  Trust (Since        Executive   Vice  President
                        2003)               and     Chief     Financial
                                            Officer of Morgan  Keegan &
                                            Company,  Inc.  since 1969,
                                            Treasurer  and Secretary of
                                            Morgan  Keegan  &  Company,
                                            Inc.    since    1969   and
                                            Executive          Managing
                                            Director  of Morgan  Keegan
                                            &   Company,   Inc.   since
                                            1969.  He also  has  served
                                            as  a  Director  of  Morgan
                                            Asset   Management,    Inc.
                                            since 1993.

J. Thompson Weller*     Assistant           Mr.   Weller   has   been  a          23                         N/A
Age 39                  Secretary (Since    Managing     Director    and
                        2003)               Controller  of Morgan Keegan
                                            &   Company,    Inc.   since
                                            October    2001.    He   was
                                            Senior  Vice  President  and
                                            Controller  of Morgan Keegan
                                            &   Company,    Inc.    from
                                            October   1998  to   October
                                            2001,  Controller  and First
                                            Vice      President     from
                                            February   1997  to  October
                                            1998,  Controller  and  Vice
                                            President   from   1995   to
                                            February  1997 and Assistant
                                            Controller   from   1992  to
                                            1995.

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       OTHER TRUSTEESHIP HELD BY
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS          BY TRUSTEE                   TRUSTEE
David M. George*        Chief Compliance    Mr.   George  has  been  the          23                      N/A
Age 52                  Officer (Since      Chief Compliance  Officer of
                        2004)               Morgan   Asset   Management,
                                            Inc.   and  a  Senior   Vice
                                            President  of Morgan.  Since
                                            2004 Keegan & Company,  Inc.
                                            since  August  2004.  He was
                                            an  Assistant   Director  of
                                            Compliance  and Senior  Vice
                                            President  of Morgan  Keegan
                                            & Company,  Inc.  from April
                                            2002 to August 2004.  He was
                                            a Branch  Manager  and First
                                            Vice   President  of  Morgan
                                            Keegan & Company,  Inc. from
                                            April  2001 to  April  2002.
                                            He     was     a      Branch
                                            Administrative   Officer  of
                                            the  Private   Client  Group
                                            and First Vice  President of
                                            Morgan   Keegan  &  Company,
                                            Inc.   from   July  1999  to
                                            April   2001.   He   was   a
                                            Compliance     Administrator
                                            and   Vice    President   of
                                            Morgan   Keegan  &  Company,
                                            Inc.  from  August  1995  to
                                            July 1999.


(1)  The address of each Trustee is c/o the Trust, 50 North Front Street, 21st Floor, Memphis,  Tennessee 38103. Joseph C. Weller is
the father of J. Thompson Weller. The address of Messrs.  Weller,  Weller,  Maxwell and George is 50 North Front Street, 21st Floor,
Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

(2)  McFadden  Communications,  LLC ("McFadden  Communications"),  a company of which Mr. McFadden is a majority owner,  commenced a commercial  banking  relationship  with Union  Planters  Bank in August 2003  pursuant to which Union  Planters Bank extended to the company,  in the ordinary  course of business,  a $1.5 million  secured line of credit at Prime Rate and a $600,000  secured loan at
6.35%.  This  relationship  continued  with Regions Bank  subsequent to the June 30, 2004 merger of Union Planters  Corporation  and
Regions Financial  Corporation.  Since July 1, 2004, the largest aggregate amount of debt outstanding on the line of credit and loan was approximately $1.4 million. As of November 30, 2004, the aggregate amount of debt outstanding is approximately  $960,000.  Prior to July 1, 2004,  McFadden  Communications  also performed  printing  services for Union Planters  Corporation or one or more of its subsidiaries on a job-by-job basis competing with other printing  companies.  Since July 1, 2004, the company has performed  similar services on the same basis for Regions  Financial  Corporation  or one or more of its  subsidiaries  with total  billings from these services amounting to approximately $192,000, representing less than 5% of the company's revenue.

The Board has three standing committees - the Audit Committee, the Independent Trustees Committee, and the Qualified Legal Compliance Committee. The standing Audit Committee consists of all the Trustees of the Funds who are not interested persons of the Funds, as that term is defined in the 1940 Act ("Independent Trustees"). The Audit Committee's function is to recommend to the Board the employment of the independent accountants to conduct the annual audit of the Funds' financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended November 30, 2004, the Board's Audit Committee held two meetings.

The Board also has a standing Independent Trustees Committee consisting of all the Independent Trustees. The Independent Trustees Committee must determine at least annually whether the Funds' advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The
Independent Trustees Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Trustee, assessing whether Trustees should be added or removed from the Board and recommending to the Board policies concerning Independent Trustee compensation, investment in the Funds and resources. The Committee considers prospective candidates from shareholders and any source it deems appropriate. The Committee initially evaluates prospective candidates on the basis of the information it receives, considered in light of the criteria discussed below. The Committee must receive at least the following information regarding a candidate: (1) name;
(2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Those prospective candidates that appear likely to be able to fill a significant need of the Board are contacted by a Committee member by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged. If the Committee member(s), based on the results of these contacts, believes it has identified a viable candidate, it would consult with the full Committee for input. Any request by management to meet with the prospective candidate would be given appropriate consideration. Shareholders who would like to submit candidate names must submit them to the Funds' Secretary, who will forward such recommendation to the Independent Trustees Committee Chair. Shareholders may send other written communications to the Board or to an individual trustee by mailing such correspondence to the Secretary (Address: 50 North Front Street, 21st Floor, Memphis, Tennessee 38103). Such communications must be signed by the shareholder and identify the class and number of shares held by the shareholder. Properly submitted shareholder communications will, as appropriate, be forwarded to the entire Board or to the individual trustee. For the fiscal year ended November 30, 2004, the Board's Independent Trustees Committee held two meetings.

In addition, the Funds have a Qualified Legal Compliance Committee ("QLCC") that consists of all of the Independent Trustees. The QLCC receives, reviews and takes appropriate action with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of fiduciary duty under U.S. federal or state law or a similar material violation by the Funds or by an officer, trustee, employee or agent of the Funds. For the fiscal year ended November 30, 2004, the Board's QLCC held no meetings.

Officers and Trustees of the Funds who are interested persons of the Funds receive no salary or fees from the Funds. Each Independent Trustee receives from the Trust an annual retainer of $4,000, a quarterly meeting fee of $1,000 and reimbursement for related expenses for each meeting of the Board he or she attends. Chairs of the Independent Trustees and Audit Committees each receive from the Trust annual compensation of $500. An additional $1,500 is paid to the Independent Trustees for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Trustee is entitled to receive pension or retirement benefits from the Trust or the Funds.

The table below sets forth the estimated compensation to be paid to the Trustees by the Funds for the period beginning on the commencement of operations of the Fund and ending on November 30, 2005. The table also sets forth the compensation the Trustees received from the other funds in the fund complex for the calendar year ended December 31, 2004.

                                                     PENSION OR
                                                     RETIREMENT            ESTIMATED                TOTAL
                                                      BENEFITS              ANNUAL              COMPENSATION
                               AGGREGATE             ACCRUED AS            BENEFITS            FROM FUNDS AND
 NAME AND POSITION            COMPENSATION          PART OF FUND             UPON               FUND COMPLEX
   WITH THE FUNDS            FROM THE FUNDS           EXPENSES            RETIREMENT           PAID TO TRUSTEE
----------------------------------------------------------------------------------------------------------------------

Interested Trustees
-------------------
----------------------------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.*             None                   N/A                  N/A                   None
Trustee

J. Kenneth Alderman*              None                   N/A                  N/A                   None
Trustee

Independent Trustees
--------------------

James D. Witherington, Jr.(1)     None                   N/A                  N/A                  $15,000
Trustee

William Jeffries  Mann          $14,500                  N/A                  N/A                  $39,125
Trustee

James Stillman R. McFadden      $14,750                  N/A                  N/A                  $36,500
Trustee

Mary S. Stone                   $14,000                  N/A                  N/A                  $35,500
Trustee

W. Randall Pittman              $14,000                  N/A                  N/A                  $35,500
Trustee

Archie W. Willis III            $14,000                  N/A                  N/A                  $35,500
Trustee


(1) Mr. Witherington resigned from the Board effective July 1, 2004.


The  following   table  sets  forth  the  dollar  range  of  equity   securities
beneficially owned by each Trustee in the Funds and in all registered investment companies overseen by the Trustee as of December 31, 2004.

                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                                   EQUITY SECURITIES IN ALL
                                                                                     REGISTERED INVESTMENT
                                             DOLLAR RANGE OF EQUITY              COMPANIES OVERSEEN BY TRUSTEE
         NAME OF TRUSTEE                     SECURITIES IN THE FUND                     IN FUND COMPLEX
----------------------------------------------------------------------------------------------------------------------

Interested Trustees
-------------------
----------------------------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.*                                 None                               Over $100,000

J. Kenneth Alderman*                                  None                               Over $100,000


Independent Trustees
--------------------

James D. Witherington, Jr.(1)                         None                                   None

William Jeffries Mann                                 None                              $10,001-$50,000

James Stillman R. McFadden                            None                              $10,001-50,000

Mary S. Stone                                         None                                   None

W. Randall Pittman                                    None                              $10,001-50,000

Archie W. Willis III                                  None                              $10,001-50,000

(1) Mr. Witherington resigned from the Board effective July 1, 2004.


ADVISER TO THE FUNDS

Morgan Asset Management, Inc. (the "Adviser"), 417 North 20th Street, Birmingham, Alabama 35203, an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds pursuant to an advisory agreement approved by the Board, including the majority of the Independent Trustees. Because of internal controls maintained by Regions Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Regions Bank or its affiliates' lending relationships with an issuer.

In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of it obligations or duties imposed upon it by its contract with the Trust, the Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or the making of any investment for or on behalf of a Fund.

As required by the Act, the Funds' Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of the Funds' shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and their shareholders by the Adviser in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Adviser and its affiliates. This includes fees received for transfer agency services, custody services, sub-administrative services, distribution-related services and shareholder services provided to the Funds as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its accumulated experience in governing mutual funds and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser. The Adviser provides much of this information at each regular meeting of the
Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them.

SUBADVISER TO THE MID CAP VALUE FUND

Channing Capital Management, Inc. (CCM), located at 10 South LaSalle Street, Suite 2650, Chicago, IL, 60603, is an investment adviser that is registered with the SEC under the Investment Advisers Act of 1940. CCM serves as the subadviser to the Mid Cap Value Fund pursuant to an investment advisory agreement with the Adviser and the Fund. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions.

Eric T. McKissack and Herenton Capital Management, Inc., each own more than 25% of the outstanding shares of CCM.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Adviser voted proxies relating to the Funds' portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 800-565-2188 (toll-free) or visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each Fund by visiting Regions' website at www.regions.com.

PORTFOLIO HOLDINGS INFORMATION

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the Securities and Exchange Commission ("SEC") in a publicly available filing; or (2) the day next following the day such information is posted on the Funds' website. A Fund's publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

1. Complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR.

2. Complete portfolio holdings disclosed in the Fund's first and third quarter reports and filed with the SEC on Form N-Q.

3. Top ten portfolio holdings disclosed in the Fund's quarterly profiles and posted on the Funds' website approximately 25 days after quarter-end.

NON-PUBLIC PORTFOLIO HOLDINGS

Disclosure of a Fund's non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. Pursuant to these policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within a Fund's legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance. These policies and procedures must be followed when disclosing a Fund's portfolio holdings to any party when such disclosure would provide information more current than the Fund's most recent publicly available portfolio holdings. In addition, neither a Fund, the Adviser or any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings.

Service Providers
-----------------

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and recordkeeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Rating and Ranking Organizations
--------------------------------

Any Fund officer may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Other Recipients
----------------

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, including current and prospective shareholders of the Fund, provided that:

1. The recipient makes a specific request to an authorized person;

2. The  authorized  person  determines  that the Fund has a legitimate  business
purpose  for  disclosing   non-public  portfolio  holdings  information  to  the
recipient;

3. The Authorized Person obtains prior approval from the Fund's Chief Compliance Officer; and

4. The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the authorized person.

Media
-----

Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Waivers of Restrictions
-----------------------

The Funds' policy may not be waived, or exceptions made, without the consent of the Funds' Chief Compliance Officer. All waivers and exceptions will be disclosed to the Funds' Board no later than its next regularly scheduled quarterly meeting.

Conflicts of Interest
---------------------

If the disclosure of non-public portfolio holdings presents a conflict of interest between the interests of the Funds' shareholders and the interests of the Funds' service providers or other third parties or affiliates thereof, then the conflict of interest will be presented to the Board for review prior to the dissemination of the portfolio holdings information.

Board Review
------------

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this Policy and any changes to the Policy that have been made or recommended with the Board.

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

ADMINISTRATOR

Morgan Keegan & Company, Inc., 50 North Front Street, Memphis, Tennessee 38103, will provide administrative and personnel and services to the Funds for a fee at an annual percentage of daily net assets as indicated in the chart below. The Administrator may choose voluntarily to reimburse a portion of its fee at any time. Regions Bank serves as Sub-Administrator to the Funds for a fee at an annual percentage of daily net assets as indicated I the chart below.

                                                                       MORGAN KEEGAN & COMPANY, INC.           REGIONS BANK
                                                                          ANNUALIZED % OF AVERAGE         ANNUALIZED % OF AVERAGE
                                                                             DAILY NET ASSETS                DAILY NET ASSETS
                                                                             ----------------                ----------------
Regions Morgan Keegan Select Mid Cap Growth Fund                                  0.065%                          0.025%

Regions Morgan Keegan Select Growth Fund                                          0.065%                          0.025%

Regions Morgan Keegan Select Mid Cap Value Fund                                   0.065%                          0.025%

Regions Morgan Keegan Select Value Fund                                           0.065%                          0.025%

Regions Morgan Keegan Select Balanced Fund                                        0.065%                          0.025%

Regions Morgan Keegan Select Fixed Income Fund                                    0.065%                          0.025%

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund                    0.065%                          0.025%

Regions Morgan Keegan Select Treasury Money Market Fund                           0.065%                          0.025%

Regions Morgan Keegan Select Government Money Market Fund                         0.065%                          0.025%

The functions performed by the Administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o    prepare, negotiate and administer contracts on behalf of the Funds;

o    supervision of the preparation of financial reports;

o    preparation and filing of federal and state tax returns;

o    assistance with the design, development and operation of a Fund; and

o    providing advice to the Funds and Trustees.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Morgan Keegan & Company, the Funds' Transfer Agent and Dividend Disbursing Agent maintains all necessary shareholder records. For its services, Morgan Keegan & Company receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. State Street Bank & Trust Company (SSB&T) provides portfolio accounting services to the Funds. For its services, SSB&T receives a fee based upon each Fund's average net assets.

CUSTODIAN

Regions Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, PricewaterhouseCoopers LLP, conduct their audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

LEGAL COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Washington, D. C. 20036, serves as legal counsel for the Funds.

FEES PAID BY THE FUNDS FOR SERVICES
------------------------------------------------------------------------------------------------------------------------------------
FUND                             ADVISORY FEE PAID/                BROKERAGE COMMISSIONS PAID          ADMINISTRATIVE FEE PAID
                                 ADVISORY FEE WAIVED                                                  ADMINISTRATIVE FEE WAIVED
                        ------------------------------------------------------------------------------------------------------------
                              FOR THE FISCAL YEAR ENDED             FOR THE FISCAL YEAR ENDED         FOR THE FISCAL YEAR ENDED
                        ------------------------------------------------------------------------------------------------------------
                           2004         2003         2002        2004        2003         2002       2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND    $2,046,541   $1,396,882   $1,345,966   819,600    $415,520     $585,377     $245,298  $167,584   $161,516
                       $0           $0           $0                                                $0        $0         $0
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND            $3,355,977   $2,970,291   $3,105,275   823,080    $565,668     $1,307,330   $377,090  $334,085   $349,344
                       $209,749     $185,643     $194,080                                          $         $0         $0
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND     $518,249     $541,510     N/A          323,506    $320,589     N/A          $58,242   $60,908    N/A
                       $32,390      $33,844                                                        $0
-----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND             $1,718,132   $1,741,184   $1,892,292   1,038,300  $1,550,989   $1,370,832   $193,050  $195,842   $212,883
                       $107,384     $108,824     $118,268                                          $0                   $0
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND          $1,023,144   $1,011,018   $1,127,639   209,095    $306,044     $255,569     $114,988  $113,717   $126,860
                       $63,946      $63,189      $70,477                                           $0        $0         $0
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND      $2,328,390   $2,448,378   $2,071,353   N/A        N/A          N/A          $279,121  $293,744   $248,562
                       $776,130     $816,125     $690,451                                          $0        $0         $0
------------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY       $1,191,655   $1,253,624   $1,044,373   N/A        N/A          N/A          $153,058  $161,148   $134,277
FIXED INCOME FUND      $390,650     $358,178     $298,392                                          $0                   $0
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX       $286,613     N/A          N/A          N/A        N/A          N/A          $51,546   N/A        N/A
EXEMPT BOND FUND       $286,613                                                                    $0
------------------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET  $4,090,805   $4,322,456   $4,051,557   N/A        N/A          N/A          $735,550  $777,897   $729,280
FUND                   $2,383,994   $2,161,228   $2,025,778                                        $0        $0         $0

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY       $307,755     $399,050     $372,454     N/A        N/A          N/A          $55,338   $71,816    $67,042
MARKET FUND            $215,428     $279,335     $260,718                                          $0        $0         $33,187
------------------------------------------------------------------------------------------------------------------------------------
N/A - Not Applicable.

--------------------------------------------------------------------------------------------------------
                                              FOR THE PERIOD ENDED JUNE 7, 2004 (CLASS B SHARES)
                                                 AND THE FISCAL YEAR ENDED NOVEMBER 30, 2004
                                                     (CLASS A SHARES AND CLASS C SHARES)
--------------------------------------------------------------------------------------------------------
FUND                                     12b-1         12b-1            SHAREHOLDER SERVICES FEE
--------------------------------------------------------------------------------------------------------
                                        CLASS B       CLASS C        CLASS A     CLASS B     CLASS C
                                         SHARES        SHARES        SHARES        SHARES      SHARES
--------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                   $110,218      $28,668       $579,927       $91,836     $9,555
--------------------------------------------------------------------------------------------------------
GROWTH FUND                           $151,038      $16,140       $917,270       $125,846    $5,389
--------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND                    $33           $305          $162,128       $28         $103
--------------------------------------------------------------------------------------------------------
VALUE FUND                            $35,854       $11,075       $503,205       $29,047     $3,490
--------------------------------------------------------------------------------------------------------
BALANCED FUND                         $48,032       $11,767       $275,585       $40,026     $3,922
--------------------------------------------------------------------------------------------------------
FIXED INCOME FUND                     $39,065       $13,748       $738,850       $32,554     $4,583
--------------------------------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME FUND    $15,251       $5,647        $408,391       $15,252     $1,882
--------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND     $0            $0            $143,076       $0          $0
--------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND            $74,537       $0            $1,967,789     $77,360     $0
--------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND          $0            $0            $143,367       $0          $0
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Morgan Asset Management, Inc. ("MAM") seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. MAM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, MAM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus that may be equal to as much as 50% of his/her annual base salary. This bonus is determined by the portfolio manager's investment management results compared to a widely-accepted but specifically selected index by the portfolio manager. The portfolio manager may earn 50% of his bonus by meeting target returns and 75% of his bonus by meeting maximum returns. The remaining 25% of his bonus is determined by the Bonus Plan Committee and includes such factors as the portfolio manager's support of the firm's policies and procedures, the portfolio manager's drive for new business and the portfolio manager's service to existing clients.

o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Regions Financial Corporation's stock from pools determined from time to time by the Remuneration Committee of the Regions Financial Corporation's Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts are presented with the following potential conflicts:

         o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. MAM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers' focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

         o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, MAM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

         o With respect to securities transactions for the Funds, MAM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which MAM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), MAM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MAM or its affiliates may place separate, non-simultaneous, transactions for a Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

         o Finally, the appearance of a conflict of interest may arise where MAM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

MAM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Channing Capital Management LLC ("CCM") seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. CCM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following elements:

o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, CCM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus based upon peer group managers' performance as well as overall firm performance. The annual bonus is another tool to provide competitive compensation for portfolio managers.

o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded grants or options to purchase common shares of Channing Capital Management, LLC's closely held stock. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts are presented with the following potential conflicts:

         o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. CCM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers' focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

         o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, CCM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

         o With respect to securities transactions for the Funds, CCM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which CCM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), CCM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, CCM or its affiliates may place separate, non-simultaneous, transactions for a Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

         o Finally, the appearance of a conflict of interest may arise where CCM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

CCM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

The following tables provide information relating to other accounts managed by the portfolio managers as of November 30, 2004:

CHARLES A. MURRAY, PORTFOLIO MANAGER FOR THE MID CAP GROWTH FUND, GROWTH FUND AND BALANCED FUND
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                               Registered Investment     Other Pooled Investment        Other Accounts
                                     Companies                  Vehicles
-------------------------------------------------------------------------------------------------------------
Number of Accounts Managed               4                          0                         55
-------------------------------------------------------------------------------------------------------------
Number of Accounts Managed               0                          0                          0
with Performance-Based
Advisory Fees
-------------------------------------------------------------------------------------------------------------
Assets Managed                     $875,064,830                    $0                    $125,000,000
-------------------------------------------------------------------------------------------------------------
Assets Managed with                     $0                         $0                         $0
Performance-Based Advisory
Fees
-------------------------------------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by Charles A. Murray as of November 30, 2004 was:

Mid Cap Growth Fund:  $50,001-$100,000
Growth Fund:  None
Balanced Fund:  $1-$10,000

DAVID P. MCGRATH, PORTFOLIO MANAGER FOR THE MID CAP GROWTH FUND AND GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                     COMPANIES                  VEHICLES
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               2                          0                         67
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
WITH PERFORMANCE-BASED
ADVISORY FEES
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED                     $715,449,131                    $0                    $110,000,000
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED WITH                     $0                         $0                         $0
PERFORMANCE-BASED ADVISORY
FEES
-------------------------------------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by David P. McGrath as of November 30, 2004 was:

Mid Cap Growth Fund:  $10,001-$50,000
Growth Fund:  $10,001-$50,000

ERIC T. MCKISSACK, PORTFOLIO MANAGER FOR THE MID CAP VALUE FUND
---------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                     COMPANIES                  VEHICLES
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               3                          2                          7
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
WITH PERFORMANCE-BASED
ADVISORY FEES
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED                    $114,248,635.03            $32,517,180.63             $88,581,580.13
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED WITH                     $0                         $0                         $0
PERFORMANCE-BASED ADVISORY
FEES
-------------------------------------------------------------------------------------------------------------
The dollar range of shares of the Fund beneficially owned by Eric T. McKissack as of November 30, 2004 was:

Mid Cap Value Fund:  None

WALTER A. HELLWIG, PORTFOLIO MANAGER FOR THE VALUE FUND
-------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                     COMPANIES                  VEHICLES
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               4                          0                          2
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
WITH PERFORMANCE-BASED
ADVISORY FEES
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED                     $408,674,719                    $0                     $62,580,205
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED WITH                     $0                         $0                         $0
PERFORMANCE-BASED ADVISORY
FEES
-------------------------------------------------------------------------------------------------------------
The dollar range of shares of the Fund beneficially owned by Walter A. Hellwig as of November 30, 2004 was:

Value Fund:       None

VIRGINIA A. MCKEWEN, PORTFOLIO MANAGER FOR THE VALUE FUND
---------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                     COMPANIES                  VEHICLES
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
WITH PERFORMANCE-BASED
ADVISORY FEES
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED                          $0                         $0                         $0
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED WITH                     $0                         $0                         $0
PERFORMANCE-BASED ADVISORY
FEES
-------------------------------------------------------------------------------------------------------------
The dollar range of shares of the Fund beneficially owned by Ginny McKewen as of November 30, 2004 was:

Value Fund:  None

MICHAEL L. SMITH, PORTFOLIO MANAGER FOR THE FIXED INCOME FUND AND THE LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                     COMPANIES                  VEHICLES
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
WITH PERFORMANCE-BASED
ADVISORY FEES
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED                          $0                         $0                         $0
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED WITH                     $0                         $0                         $0
PERFORMANCE-BASED ADVISORY
FEES
-------------------------------------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by Michael L. Smith as of November 30, 2004 was:

Fixed Income Fund:  None
Limited Maturity Fixed Income Fund:  None

JOHN B. NORRIS, V, PORTFOLIO MANAGER FOR THE FIXED INCOME FUND, LIMITED MATURITY FIXED INCOME FUND,
---------------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND, TREASURY MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                     COMPANIES                  VEHICLES
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               9                          0                         54
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
WITH PERFORMANCE-BASED
ADVISORY FEES
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED                    $1,686,982,798                   $0                    $800,000,000
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED WITH                     $0                         $0                         $0
PERFORMANCE-BASED ADVISORY
FEES
-------------------------------------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by John B. Norris, V, as of November 30, 2004 was:

Fixed Income Fund:  None
Limited Maturity Fixed Income Fund:  None
Intermediate Tax Exempt Bond Fund:  None
Treasury Money Market Fund:  $10,001-$50,000
Government Money Market Fund:  None

GEORGE R. MCCURDY, IV, PORTFOLIO MANAGER FOR THE TREASURY MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                     COMPANIES                  VEHICLES
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                         187
-------------------------------------------------------------------------------------------------------------
NUMBER OF ACCOUNTS MANAGED               0                          0                          0
WITH PERFORMANCE-BASED
ADVISORY FEES
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED                          $0                          0                     $92,712,072
-------------------------------------------------------------------------------------------------------------
ASSETS MANAGED WITH                     $0                         $0                         $0
PERFORMANCE-BASED ADVISORY
FEES
-------------------------------------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by George R. McCurdy as of November 30, 2004 was:

Treasury Money Market Fund:  None
Government Money Market Fund:  None

--------------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?
--------------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

YIELD

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND calculate the yield for their respective classes of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o    multiplying the base period return by 365/7.

The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of the Funds' shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

LIPPER, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

MORNINGSTAR,  INC.,  an  independent  rating  service,  is the  publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND:

     o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

     o LEHMAN BROTHERS TREASURY BOND INDEX is comprised entirely of U.S. Treasury obligations. Foreign issues are excluded.

     o IMONEYNET, INC. iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly, iMoneyNet's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

LIMITED MATURITY FIXED INCOME FUND:

     o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
          2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

     o MERRILL LYNCH 1-3 YEAR CORPORATE AND GOVERNMENT is an unmanaged index trading short-term U.S. government and short-term domestic investment grade bonds with maturity between 1 and 2.99 years.

     o MERRILL LYNCH 1-3 YEAR CORPORATE AND GOVERNMENT, A RATED AND ABOVE is an unmanaged index trading short-term U.S. government and short-term domestic investment grade bonds with maturities between 1 and 2.99 years rated A and above.

     o MERRILL LYNCH 2-YEAR TREASURY CURVE INDEX is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

     o 2-YEAR TREASURY NOTE-SOURCE: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

     Investors may use such a reporting service or indices in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing.

FIXED INCOME FUND:

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.

     o MERRILL LYNCH GOVERNMENT/CORPORATE INDEX is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better). The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT CORPORATE A RATED AND ABOVE INDEX is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 9.99 rated A and above. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.



INTERMEDIATE TAX EXEMPT BOND FUND:

     o LEHMAN BROTHERS MUNICIPAL INDEX/3-YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

     o LEHMAN BROTHERS MUNICIPAL INDEX/7-YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

BALANCED FUND:

     o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.

     o S&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) and the S&P 500/LEHMAN GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

MID CAP VALUE FUND:

     o STANDARD &POOR'S MIDCAP 400/BARRA VALUE INDEX is a market capitalization-weighted sub-index of the stocks in the Standard & Poor's Midcap 400 Index (S&P 400) having the lowest price to book ratios. The index consists of approximately half of the S&P 400 on a market capitalization basis. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

     o RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

VALUE FUND:

     o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

     o S&P/BARRA VALUE INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

GROWTH FUND:

     o DOW JONES INDUSTRIAL AVERAGE ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

     o S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratio (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

MID CAP GROWTH FUND:

     o STANDARD & POOR'S 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

     o STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

     o    LIPPER   MIDCAP  GROWTH  FUNDS  INDEX  Lipper   indexes   measure  the
          performance of the 30 largest mutual funds in each prospective fund category.

     o RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time. Advertisements for Class B Shares and Class C Shares may quote performance information which does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.


--------------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION
--------------------------------------------------------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Financial Statements for the fiscal year ended November 30, 2004 are incorporated herein by reference to the Funds' Annual Report to Shareholders dated November 30, 2004 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report to Shareholders for a Fund may be obtained without charge by contacting Funds at the address located on the back cover of the SAI or by calling the Funds at 1-877-757-7424.

--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB has adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments.

BB--Debt rated BB is less vulnerable in the near term than other lower-rated debt. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the debtor's inadequate capacity to meet its financial commitments.

NR--Indicates  that  no  public  rating  has  been  requested,   that  there  is
insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rate Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR--Not rated by Moody's.

FITCH RATINGS LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates  a  satisfactory  capacity  for   timely  payment  of  financial
commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

-------------------------------------------------------------------------------------------------------------
ADDRESSES
-------------------------------------------------------------------------------------------------------------
REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
REGIONS MORGAN KEEGAN SELECT GROWTH FUND
REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
REGIONS MORGAN KEEGAN SELECT VALUE FUND
REGIONS MORGAN KEEGAN SELECT BALANCED FUND
REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND
REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND              Fifty North Front Street
REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND                Memphis, Tennessee 38103

-------------------------------------------------------------------------------------------------------------

Distributor
                  Morgan Keegan & Co., Inc.,                           Morgan Keegan Tower
                                                                       Fifty North Front Street
                                                                       Memphis, Tennessee, 38103

-------------------------------------------------------------------------------------------------------------

Adviser
                  Morgan Asset Management, Inc.                        417 North 20th Street
                                                                       Birmingham, AL 35202

-------------------------------------------------------------------------------------------------------------

Subadviser to the Mid Cap Value Fund
                  Channing Capital                                     10 South Lasalle Street, Suite 2650
                  Management, Inc.                                     Chicago, Il 60603

-------------------------------------------------------------------------------------------------------------

Custodian
                  Regions Bank                                         417 North 20th Street
                                                                       Birmingham, AL 35203

-------------------------------------------------------------------------------------------------------------

Transfer Agent, and Dividend Disbursing Agent                          Morgan Keegan Tower
                  Morgan Keegan & Company                              Fifty North Front Street
                                                                       Memphis, TN  38103

-------------------------------------------------------------------------------------------------------------

Independent Auditors                                                   Morgan Keegan Tower
PricewaterhouseCoopers LLP                                             Fifty North Front Street
                                                                       Memphis, TN  38103

-------------------------------------------------------------------------------------------------------------

                       Regions Morgan Keegan Select Funds

                           PART C.  OTHER INFORMATION.
                                    -----------------

Item 23.  Exhibits
          (a)  (i)       Conformed copy of Restatement and Amendment No. 9 to
                         the Declaration of Trust of the Registrant;(17)
               (ii)      Conformed copy of Amendment No. 10 to the Amended and
                         Restated Declaration of Trust of the Registrant; (19)
               (iii)     Conformed copy of Amendment No. 11 to the Amended and
                         Restated Declaration of Trust of the Registrant; (19)
               (iv)      Conformed copy of Amendment No. 12 to the Amended and
                         Restated Declaration of Trust of the Registrant; (19)
               (v)       Conformed copy of Amendment No. 13 to the Amended and
                         Restated Declaration of Trust of the Registrant; (23)
               (vi)      Amendment No. 14 to the Amended and Restated
                         Declaration of Trust (filed herewith).
               (vii)     Amendment No. 15 to the Amended and Restated
                         Declaration of Trust (filed herewith)
               (viii)    Amendment No. 16 to the Amended and Restated
                         Declaration of Trust (26)
               (ix)      Amendment No. 17 to the Amended and Restated
                         Declaration of Trust (to be filed)

          (b)  (i)       Copy of By-Laws of the Registrant;(1)
               (ii)      Copy of Amendment Nos. 1 through 4 to the By-Laws of
                         the Registrant;(13)
               (iii)     Copy of Amendment No. 5 to the By-Laws of the
                         Registrant;(22)

          (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;(4)

          (d)  (i)       Conformed copy of Investment Advisory Agreement of the
                         Registrant;(24)

               (ii) Sub-Advisory Agreement between Registrant, Morgan Asset Management, Inc. and Channing Capital Management, Inc. with respect to Regions Morgan Keegan Select Mid Cap Value Fund (filed herewith)

          (e) Underwriting Agreement dated August 23, 2004 between Registrant and Morgan Keegan & Company, Inc. (filed herewith)

          (f)            Not applicable;

          (g)  (i)       Conformed copy of Custodian Contract of the Registrant;
                         (4)

               (ii) Conformed copy of Amendment to the Custodian Contract of the Registrant between Regions Funds and Regions Bank; (18)

               (iii) Conformed copy of Amendment to the Custodian Contract of the Registrant;(23)

          (h)  (i)       (a) Administration Agreement between the Registrant and
                         Morgan Keegan & Co., Inc. (filed herewith).

                         (b) Form of Sub-Administration Agreement and Amendment between Morgan Keegan & Co., and BISYS Fund Services Ohio, Inc. with respect to Treasury Money Market Fund and Government Money Market Fund (filed herewith).

               (ii)      Conformed copy of Shareholder Services Agreement;(13)

               (iii) Conformed copy of Amendment No. 1 to Exhibit A to the Shareholder Services Agreement;(23)

               (iv)      Conformed Copy of Transfer Agency and Services
                         Agreement;(22)

               (v) Conformed Copy of Amendment No. 1 to the Transfer Agency and Services Agreement;(24)

               (vi) Conformed copy of Sub-Administration Services Agreement, dated December 1, 2001, between the Registrant and Regions Bank;(23)

               (vii) Conformed Copy of Financial Administration and Accounting Services Agreement dated December 1, 2001, between the Registrant and State Street Bank and Trust Company;(23)

               (viii) Fund Accounting Services Agreement between Registrant and Morgan Keegan & Co., Inc. dated June 1, 2004 (filed herewith).

               (ix) Fund Accounting Services Agreement between Registrant and Morgan Keegan & Company, Inc. dated December 1, 2004 (filed herewith)

               (x) Form of Fund Accounting Agreement and Amendment between Registrant and BISYS Fund Services Ohio, Inc. (filed herewith).

          (i) Opinion and Consent of Counsel as to legality of shares being registered; (filed herewith).

          (j)            Independent Auditors Consent (filed herewith);

          (k)            Not applicable;

          (l)            Conformed copy of Initial Capital Understanding;(5)

          (m) Amended Distribution Plan Pursuant to Rule 12b-1 dated August 23, 2004 (filed herewith)

          (n) Restated Multiple Class Plan of the Registrant (to be filed)

          (o)            Reserved

          (p)            Code of Ethics

               (i) Revised Code of Ethics for Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. dated August 2004(27)
               (ii) (a) Amended and Restated Code of Ethics for Morgan Keegan & Co., Inc. and Morgan Asset Management, Inc.
                         (28)
                         (b) Revised Code of Ethics for Morgan Keegan & Co., Inc. and Morgan Asset Management, Inc. (to be filed)

--------------------------------------------------------------------------------

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).
(5) Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).
(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
(11) Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).
(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).
(17) Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).
(18) Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).
(19) Response is incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).
(20) Response is incorporated by reference to Post-Effective Amendment No. 29 on form N-1A filed October 10, 2002 (File Nos. 33-44737 and 811-6511).
(22) Response is incorporated by reference to Post-Effective Amendment No. 31 on form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).
(23) Response is incorporated by reference to Post-Effective Amendment No. 32 on form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).
(24) Response is incorporated by reference to Post-Effective Amendment No. 35 on form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).
(25) Response is incorporated by reference to Post-Effective Amendment No. 37 on form N-1A filed April 23, 2004 (File Nos. 33-44737 and 811-6511).
(26) Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2004 (SEC File No. 333-121019).
(27) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Morgan Keegan Select fund, Inc. SEC File No. 333-66181 filed on October 28, 2004.
(28) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of Morgan Keegan Select fund, Inc., SEC File No. 333-66181 filed on August 17, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant:
          -------------------------------------------------------------

          None

Item 25.  Indemnification:
          ---------------

          Article XI of the Declaration of Trust States:
          ---------------------------------------------

     Section 1. Limitation of Personal Liability and Indemnification of
                Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

     Section 2. Limitation of Personal Liability of Trustees, Officers,
                Employees or Agents of the Trust.

     No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

     Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

     Section 3.  Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.


Item 26.  Business and Other Connections of the Investment Adviser:
          --------------------------------------------------------

     Morgan Asset Management, Inc., a Tennessee corporation that is a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions Financial Corporation, serves as the investment adviser to Morgan Keegan Select

Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc. and RMK Advantage Income Fund, Inc. and is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV dated March 1, 2005 and filed with the Securities and Exchange Commission ("SEC") (registration number 801-27629) and is incorporated herein by reference.

Item 27.  Principal Underwriters:

(a)  RMK Advantage Fund
     RMK High Income Fund, Inc.
     RMK Strategic Income Fund, Inc.
     Morgan Keegan Select Fund, Inc.

(b)  Morgan Keegan & Company, Inc.

Name and                            Positions and                      Positions and
Principal Business                  Offices With                       Offices With
Address                             Underwriter                        Registrant
------------------                  -------------                      -------------
(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.                Chairman and                       Director
                                    Chief Executive
                                    Officer, Executive
                                    Managing Director

Joseph C. Weller                    Chief Financial                    Vice President,
                                    Officer, Executive                 Treasurer (Chief Financial Officer)
                                    Managing Director,
                                    Executive Vice President,
                                    Secretary and Treasurer

G. Douglas Edwards                  Vice Chairman, President,
                                    Chief Operating Officer            None
                                    Executive Managing Director

Robert A. Baird                     Executive                          None
                                    Managing Director

John C. Carson, Jr.                 Executive                          None
                                    Managing Director

Jerome M. Dattel                    Executive                          None
                                    Managing Director

Richard S. Ferguson                 Executive                          None
                                    Managing Director

William F. Hughes, Jr.              Executive Managing                 None
                                    Director

E. Carl Krausnick, Jr.              Executive Managing                 None
                                    Director

Thomas V. Orr, Jr.                  Executive Managing                 None
                                    Director

James A. Parish, Jr.                Executive Managing                 None
                                    Director

John H. Grayson, Jr.                Executive Managing                 None
                                    Director

Minor Perkins                       Executive Managing                 None
                                    Director

John H. Abington                    Managing Director                  None

Gary S. Aday                        Managing Director                  None

Allen B. Adler                      Managing Director                  None

Franklin P. Allen, III              Managing Director                  None

Lori Sullivan Antolovic             Managing Director                  None

George E. Arras, Jr.                Managing Director                  None

James N. Augustine, Jr.             Managing Director                  None

Reese E. Austin II                  Managing Director                  None

Joseph K. Ayers                     Managing Director                  None

Rodney D. Baber, Jr.                Managing Director                  None

Woodley H. Bagwell                  Managing Director                  None

Charles E. Bailey                   Managing Director                  None

Lynn Ballinger                      Managing Director                  None

Milton A. Barber                    Managing Director                  None

W. Freeman Barber                   Managing Director                  None

Joseph C. Barkley                   Managing Director                  None

Reginald E. Barnes                  Managing Director                  None

Glen E. Bascom                      Managing Director                  None

W. Preston Battle                   Managing Director                  None

William Herbert Bauch               Managing Director                  None

Mark E. Bennett                     Managing Director                  None

Howard McShan Benz                  Managing Director                  None

Robert C. Berry                     Managing Director                  None

James Birdwell III                  Managing Director                  None

Ben M. Blackmon                     Managing Director                  None

William J. Blanton                  Managing Director                  None

Sander David Bleustein              Managing Director                  None

Harold E. Blondeau                  Managing Director                  None

LaMonte E. Bolding                  Managing Director                  None

Charles E. Bottcher, Jr.            Managing Director                  None

John D. Brewer                      Managing Director                  None

Scott Broady                        Managing Director                  None

Henry W. Brockman, Jr.              Managing Director                  None

Susan Leonard Brown                 Managing Director                  None

Edna P. Bruder                      Managing Director                  None

Paul S. Burd                        Managing Director                  None

Lawrence H. Campbell                Managing Director                  None

John B. Carr, Jr.                   Managing Director                  None

Ted H. Cashion                      Managing Director                  None

Subhasish Chandra                   Managing Director                  None

Jerry L. Chapman                    Managing Director                  None

Marshall A. Clark                   Managing Director                  None

William F. Clay                     Managing Director                  None

Douglas L. Col                      Managing Director                  None

Lisa Westmoreland Collier           Managing Director                  None

Thomas P. Colonna                   Managing Director                  None

Robert E. Cope III                  Managing Director                  None

J. Dow Crocker                      Managing Director                  None

Mark W. Crowl                       Managing Director                  None

Bjorn F. Danielson                  Managing Director                  None

G. Lee Davis                        Managing Director                  None

Frederick A. Dawson                 Managing Director                  None

Harold L. Deaton                    Managing Director                  None

William F. Deeley                   Managing Director                  None

William W. Deupree, Jr.             Managing Director                  None

William W. Deupree III              Managing Director                  None

James J. Dieck                      Managing Director                  None

David O. DiFillippo                 Managing Director                  None

Christopher M. Drummond             Managing Director                  None

Robert H. Dudley, Jr.               Managing Director                  None

Richard T. Dulaney                  Managing Director                  None

Richard H. Eckels                   Managing Director                  None

Steve D. Elam                       Managing Director                  None

Robert C. Farmer                    Managing Director                  None

Richard K. Fellows                  Managing Director                  None

William Henry Fenoglio, Jr.         Managing Director                  None

Donald F. Fontes                    Managing Director                  None

John D. Fortenberry                 Managing Director                  None

James M. Fowler, Jr.                Managing Director                  None

P. Brian Fowler                     Managing Director                  None

Wilmer J. Freiberg                  Managing Director                  None

Graham D.S. Fulton                  Managing Director                  None

Thomas F. Galvin                    Managing Director                  None

Scott Z. Garfinkel                  Managing Director                  None

John H. Geary                       Managing Director                  None

William A. Geary                    Managing Director                  None

J. Michael Gibbs                    Managing Director                  None

Kevin H. Giddis                     Managing Director                  None

Stephen P. Gilmartin                Managing Director                  None

Robert D. Gooch, Jr.                Managing Director                  None

Robert D. Gooch III                 Managing Director                  None

James F. Gould                      Managing Director                  None

Gary W. Guinn                       Managing Director                  None

David M. Guthrie                    Managing Director                  None

Jan L. Gwin                         Managing Director                  None

Mark S. Hahn                        Managing Director                  None

Russell Haltom                      Managing Director                  None

James W. Hamilton, Jr.              Managing Director                  None

William W. Harlin III               Managing Director                  None

Chris B. Harrell                    Managing Director                  None

Michael J. Harris                   Managing Director                  None

Artie W. Hatfield                   Managing Director                  None

Haywood Henderson                   Managing Director                  None

Roderick E. Hennek                  Managing Director                  None

William P. Hinckley                 Managing Director                  None

Jay K. Hirt                         Managing Director                  None

John M. Hirt                        Managing Director                  None

Teddy D. Jackson                    Managing Director                  None

J. Barry Jenkins                    Managing Director                  None

Kimble L. Jenkins                   Managing Director                  None

Robert Jetmundsen                   Managing Director                  None

C. Michael Johnson                  Managing Director                  None

James R. Johnson                    Managing Director                  None

Randy H. Karchmer                   Managing Director                  None

Carol Sue Keathley                  Managing Director                  None

Dan T. Keel III                     Managing Director                  None

Mary Beth Ketcham                   Managing Director                  None

William R. Kitchens, Jr.            Managing Director                  None

Andrew Klausner                     Managing Director                  None

James D. Klepper                    Managing Director                  None

Peter R. Klyce                      Managing Director                  None

Peter Stephen Knoop                 Managing Director                  None

William L. Knox, Jr.                Managing Director                  None

R. Patrick Kruczek                  Managing Director                  None

Tammira M. Kuntz                    Managing Director                  None

Gary V. Kutz                        Managing Director                  None

James R. Ladyman                    Managing Director                  None

A. Welling LaGrone, Jr.             Managing Director                  None

James Robert Lambert                Managing Director                  None

Benton G. Landers                   Managing Director                  None

David M. Landry                     Managing Director                  None

Caswell Prewitt Lane Jr.            Managing Director                  None

David James Lavelle                 Managing Director                  None

John R. Lawrence                    Managing Director                  None

Steve L. Lawrence                   Managing Director                  None

William M. Lellyett, Jr.            Managing Director                  None

W. G. Logan, Jr.                    Managing Director                  None

W. Gage Logan III                   Managing Director                  None

Wiley H. Maiden                     Managing Director                  None

Robert E. Mallory                   Managing Director                  None

Robert Marshall                     Managing Director                  None

John Henry Martin                   Managing Director                  None

William D. Mathis, III              Managing Director                  None

John Fox Matthews                   Managing Director                  None

Francis J. Maus                     Managing Director                  None

Charles D. Maxwell                  Managing Director                  Secretary and
                                                                       Assistant Treasurer

John Welsh Mayer                    Managing Director                  None

W. Ward Mayer                       Managing Director                  None

W. Neal McAtee                      Managing Director                  None

Tavis C. McCourt                    Managing Director                  None

Harris L. McCraw III                Managing Director                  None

Randall McEachem                    Managing Director                  None

Robert C. McEwan III                Managing Director                  None

Jere S. McGuffee                    Managing Director                  None

Thomas J. McQuiston                 Managing Director                  None

Gregg C. Meeks                      Managing Director                  None

David E. Mervis                     Managing Director                  None

Edward S. Michelson                 Managing Director                  None

G. Rolfe Miller                     Managing Director                  None

Gary C. Mills                       Managing Director                  None

David Montague                      Managing Director                  None

K. Brooks Monypeny                  Managing Director                  None

John G. Moss                        Managing Director                  None

William G. Mueller IV               Managing Director                  None

Gavin M. Murrey                     Managing Director                  None

David Myers                         Managing Director                  None

Philip G. Nichols                   Managing Director                  None

John R. Norfleet                    Managing Director                  None

Mark O. O'Brien                     Managing Director                  None

Thomas K. Oppenheim                 Managing Director                  None

John T. Pace, Jr.                   Managing Director                  None

Jack A. Paratore                    Managing Director                  None

J. Christopher Perkins              Managing Director                  None

Logan B. Phillips, Jr.              Managing Director                  None

L. Jack Powell                      Managing Director                  None

Lee Powell                          Managing Director                  None

Richard L. Preis                    Managing Director                  None

J. Jarrell Prince                   Managing Director                  None

George B. Pugh, Jr.                 Managing Director                  None

David T. Putnam                     Managing Director                  None

Jeffrey M. Raff                     Managing Director                  None

C. David Ramsey                     Managing Director                  None

Wade B. Randolph, Jr.               Managing Director                  None

Richard R. Reichelt, Jr.            Managing Director                  None

Hedi H. Reynolds                    Managing Director                  None

Donna L. Richardson                 Managing Director                  None

R. Michael Ricketts                 Managing Director                  None

Kathy L. Ridley                     Managing Director                  None

Robert W. Rimer, Jr.                Managing Director                  None

James T. Ritt                       Managing Director                  None

Terry A. Robertson                  Managing Director                  None

Darien M. Roche                     Managing Director                  None

Stephen Rosen                       Managing Director                  None

Kenneth L. Rowland                  Managing Director                  None

Walter A. Ruch III                  Managing Director                  None

Ricky L. Ruffin                     Managing Director                  None

Michael L. Sain                     Managing Director                  None

Jan E. Sanchez                      Managing Director                  None

W. Wendell Sanders                  Managing Director                  None

Jon B. Sanderson                    Managing Director                  None

Thomas J. Savoie                    Managing Director                  None

Franklin L. Schaefer                Managing Director                  None

E. Elkan Scheidt                    Managing Director                  None

Ronald J. Schuberth                 Managing Director                  None

G. Scott Setton                     Managing Director                  None

George C. Shaffrey                  Managing Director                  None

Lynn T. Shaw                        Managing Director                  None

J. Larry Shipman                    Managing Director                  None

John M. Sillay                      Managing Director                  None

Martin B. Silverfield               Managing Director                  None

Richard A. Simmons                  Managing Director                  None

Fred B. Smith                       Managing Director                  None

Gary M. Smith                       Managing Director                  None

Richard J. Smith                    Managing Director                  None

Robert I. Smith                     Managing Director                  None

H. Lee Snipes, Jr.                  Managing Director                  None

Robert L. Snider                    Managing Director                  None

John B. Snowden, IV                 Managing Director                  None

Thomas A. Snyder                    Managing Director                  None

Richard A. Spell                    Managing Director                  None

John W. Stokes, III                 Managing Director                  None

John W. Stokes                      Managing Director                  None

John Burke Strange                  Managing Director                  None

Scott E. Tabor                      Managing Director                  None

James M. Tait, III                  Managing Director                  None

Hugh C. Tanner                      Managing Director                  None

Gary C. Tate                        Managing Director                  None

Phillip C. Taylor                   Managing Director                  None

Grady G. Thomas, Jr.                Managing Director                  None

Van C. Thompson                     Managing Director                  None

John D. Threadgill                  Managing Director                  None

Ronald L. Tillett                   Managing Director                  None

Alan Ray Tipton                     Managing Director                  None

Richard B. Travis                   Managing Director                  None

William Bruce Trusty                Managing Director                  None

Mark S. Utkov                       Managing Director                  None

Edmund J. Wall                      Managing Director                  None

Stephen K. Wallace                  Managing Director                  None

W. Charles Warner                   Managing Director                  None

Geoffrey D. Waters                  Managing Director                  None

Richard E. Watson                   Managing Director                  None

Joseph Thompson Weller              Managing Director                  None

Ward M. Wilcox                      Managing Director                  None

John E. Wilfong                     Managing Director                  None

D. Dodd Williams                    Managing Director                  None

John Grover Wilson                  Managing Director                  None

John S. Wilson                      Managing Director                  None

Bret M. Wood                        Managing Director                  None

Randall R. Woodward                 Managing Director                  None

J. William Wyker III                Managing Director                  None

Johnny S. Wyse                      Managing Director                  None

Paul B. Young, Jr.                  Managing Director                  None

John J. Zollinger, III              Managing Director                  None

William D. Zollinger                Managing Director                  None

(c)  None

Item 28.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Morgan Keegan & Company             Morgan Keegan Tower
                                    Fifty Front Street
                                    Memphis, TN 38103


Regions Bank and                    P.O. Box 10247
Morgan Asset Management,            Birmingham, Alabama 35202
Inc.

BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
                                    Columbus, Ohio  43219


Item 29.  Management Services:      Not applicable.

Item 30.  Undertakings:    None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Regions Morgan Keegan Select Funds, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A ("Post-Effective Amendment") and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington and District of Columbia, on the 31st day of March, 2005.

                                    REGIONS MORGAN KEEGAN SELECT FUNDS


                                    By:  /s/ Carter E. Anthony*
                                         ---------------------------------------
                                         Carter E. Anthony, President


     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                           Date
---------                         -----                           ----

/s/ Carter E. Anthony*            President                       March 31, 2005
---------------------             (Chief Executive
Carter E. Anthony                 Officer)


--------------------              Trustee                         March 31, 2005
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*             Treasurer                       March 31, 2005
--------------------              (Chief
Joseph C. Weller                  Financial Officer)



/s/ William Jefferies Mann*       Trustee                         March 31, 2005
--------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*   Trustee                         March 31, 2005
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*         Trustee                         March 31, 2005
------------------------
Archie W. Willis III


/s/ Mary S. Stone*                Trustee                         March 31, 2005
-----------------
Mary S. Stone


/s/ W. Randall Pittman*           Trustee                         March 31, 2005
----------------------
W. Randall Pittman

/s/ J. Kenneth Alderman*          Trustee                         March 31, 2005
-----------------------
J. Kenneth Alderman

*
------------------------------------
By Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed on September 10, 2004 in Post-Effective Amendment No. 39,
Edgar Accession No. 0000898432-04-000717 and in Post-Effective Amendment No. 40 filed on November 23, 2004, Edgar Accession No. 00008984342-04-000980

                                  EXHIBIT INDEX

Exhibit (d)(ii)          Sub-Advisory Agreement between Registrant, Morgan Asset
                         Management, Inc. and Channing Capital Management, Inc.
                         with respect to Regions Morgan Keegan Select Mid Cap
                         Value Fund

Exhibit (e)              Underwriting Agreement dated August 23, 2004 between
                         Registrant and Morgan Keegan & Company, Inc.

Exhibit (h)(i)(a)        Administration Agreement between the Registrant and
                         Morgan Keegan & Co., Inc.

Exhibit (h)(i)(b)        Form of Sub-Administration Agreement and Amendment
                         between Morgan Keegan & Co., and BISYS Fund Services
                         Ohio, Inc. with respect to Treasury Money Market Fund and Government Money Market Fund

Exhibit (h)(viii)        Fund Accounting Services Agreement between Registrant
                         and Morgan Keegan & Co., Inc. dated June 1, 2004

Exhibit (h)(ix)          Fund Accounting Services Agreement between Registrant
                         and Morgan Keegan & Company, Inc. dated December 1,
                         2004

Exhibit (h)(x)           Form of Fund Accounting Agreement and Amendment between
                         Registrant and BISYS Fund Services Ohio, Inc.

Exhibit (i)              Opinion and Consent of Counsel

Exhibit (j)              Accountant's Consent of PricewaterhouseCoopers LLP

Exhibit (m)              Amended Distribution Plan Pursuant to Rule 12b-1 dated
                         August 23, 2004